UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
July 31, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--10.6%
Abercrombie & Fitch, Cl. A	7,856	574,431
Amazon.com	32,257a	7,177,828
Apollo Group, Cl. A	11,086a	563,501
AutoNation	5,921a,b	222,689
AutoZone	2,437a	695,642
Bed Bath & Beyond	22,850a	1,336,497
Best Buy	29,509b	814,448
Big Lots	6,967a,b	242,661
Cablevision Systems (NY Group),
Cl. A	21,298	518,819
Carmax	19,765a	631,887
Carnival	38,690	1,288,377
CBS, Cl. B	60,727	1,662,098
Chipotle Mexican Grill	2,768a,b	898,437
Coach	26,474	1,709,161
Comcast, Cl. A	251,364	6,037,763
D.R. Horton	26,451b	314,238
Darden Restaurants	12,386b	629,209
DeVry	5,914	367,496
DIRECTV, Cl. A	69,916a	3,543,343
Discovery Communications, Cl. A	25,344a,b	1,008,691
Expedia	18,453	584,776
Family Dollar Stores	11,264	598,231
Ford Motor	342,598a	4,183,122
Fortune Brands	13,958	840,411
GameStop, Cl. A	13,389a,b	315,713
Gannett	22,345b	285,122

Gap	39,066b	753,583
Genuine Parts	14,381b	764,494
Goodyear Tire & Rubber	23,381a	378,071
H&R Block	28,967b	433,346
Harley-Davidson	21,732	942,951
Harman International Industries	5,846	243,194
Hasbro	12,068	477,410
Home Depot	144,897	5,061,252
International Game Technology	26,247	487,932
Interpublic Group of Cos.	45,264	444,040
J.C. Penney	19,590b	602,588
Johnson Controls	61,478	2,271,612
Kohl's	26,136	1,429,901
Leggett & Platt	13,061	283,424
Lennar, Cl. A	13,520b	239,169
Limited Brands	23,568	892,284
Lowe's	118,983	2,567,653
Macy's	38,383	1,108,117
Marriott International, Cl. A	26,533b	862,323
Mattel	31,400	837,124
McDonald's	94,424	8,165,788
McGraw-Hill	27,512	1,144,499
Netflix	3,914a,b	1,041,085
Newell Rubbermaid	26,817	416,200
News, Cl. A	206,972	3,315,691
NIKE, Cl. B	34,718	3,129,828
Nordstrom	14,976	751,196
O'Reilly Automotive	12,917a	768,562
Omnicom Group	25,412	1,192,331
Polo Ralph Lauren	5,990	809,069
Priceline.com	4,462a	2,398,994
Pulte Group	29,094a,b	199,876
Ross Stores	10,474	793,615
Scripps Networks Interactive, Cl.

A	7,790	360,989
Sears Holdings	4,131a,b	287,807
Staples	65,196	1,047,048
Starbucks	67,697	2,713,973
Starwood Hotels & Resorts
Worldwide	17,251b	948,115
Target	62,709	3,228,886
Tiffany & Co.	11,532	917,832
Time Warner	97,349	3,422,791
Time Warner Cable	31,164	2,284,633
TJX	35,647	1,971,279
Urban Outfitters	11,981a,b	389,862
VF	7,978	931,830
Viacom, Cl. B	54,149	2,621,895
Walt Disney	171,897	6,638,662
Washington Post, Cl. B	493b	198,334
Whirlpool	6,894b	477,272
Wyndham Worldwide	15,825	547,387
Wynn Resorts	6,937	1,066,078
Yum! Brands	41,847	2,210,359
		114,516,825
Consumer Staples--10.6%
Altria Group	189,440	4,982,272
Archer-Daniels-Midland	61,592	1,871,165
Avon Products	38,253	1,003,376
Brown-Forman, Cl. B	9,241	679,768
Campbell Soup	16,952b	560,264
Clorox	12,530b	897,023
Coca-Cola	207,532	14,114,251
Coca-Cola Enterprises	29,373	825,675
Colgate-Palmolive	44,752	3,776,174
ConAgra Foods	38,528	986,702
Constellation Brands, Cl. A	16,689a	340,289
Costco Wholesale	39,577	3,096,900

CVS Caremark	123,921	4,504,528
Dean Foods	16,760a	184,695
Dr. Pepper Snapple Group	20,278	765,697
Estee Lauder, Cl. A	10,168	1,066,725
General Mills	57,163	2,135,038
H.J. Heinz	29,267b	1,540,615
Hershey	13,756	776,389
Hormel Foods	11,836b	342,889
J.M. Smucker	10,820	843,094
Kellogg	23,079	1,287,347
Kimberly-Clark	36,423	2,380,607
Kraft Foods, Cl. A	159,370	5,479,141
Kroger	55,366	1,376,952
Lorillard	13,301	1,412,832
McCormick & Co.	12,210b	594,017
Mead Johnson Nutrition	18,479	1,318,846
Molson Coors Brewing, Cl. B	14,563	656,063
PepsiCo	143,544	9,192,558
Philip Morris International	161,426	11,488,688
Procter & Gamble	253,313	15,576,216
Reynolds American	30,118	1,060,154
Safeway	34,506b	695,986
Sara Lee	53,557	1,023,474
SUPERVALU	20,377	175,242
SYSCO	52,972b	1,620,413
Tyson Foods, Cl. A	26,951	473,260
Wal-Mart Stores	173,707	9,156,096
Walgreen	83,599	3,263,705
Whole Foods Market	13,036	869,501
		114,394,627
Energy--12.9%
Alpha Natural Resources	21,006a	897,166
Anadarko Petroleum	44,982	3,713,714
Apache	34,677	4,290,238

Baker Hughes	39,386	3,047,689
Cabot Oil & Gas	9,929	735,540
Cameron International	21,569a	1,206,570
Chesapeake Energy	59,759	2,052,722
Chevron	182,261	18,958,789
ConocoPhillips	128,321	9,237,829
Consol Energy	20,551	1,101,534
Denbury Resources	35,771a,b	691,096
Devon Energy	38,713	3,046,713
Diamond Offshore Drilling	6,451b	437,571
El Paso	69,655	1,431,410
EOG Resources	24,302	2,478,804
EQT	13,219	839,142
Exxon Mobil	446,879	35,656,475
FMC Technologies	22,028a,b	1,004,477
Halliburton	82,754	4,529,126
Helmerich & Payne	9,871	681,593
Hess	27,291	1,871,071
Marathon Oil	64,385	1,994,003
Marathon Petroleum	32,192a	1,409,688
Murphy Oil	17,128	1,099,960
Nabors Industries	25,164a	664,581
National Oilwell Varco	38,194	3,077,291
Newfield Exploration	11,979a	807,624
Noble	22,768a	839,456
Noble Energy	15,991	1,593,983
Occidental Petroleum	73,567	7,222,808
Peabody Energy	24,618	1,414,796
Pioneer Natural Resources	10,534	979,557
QEP Resources	15,930	698,212
Range Resources	14,132b	920,841
Rowan	10,872a	425,856
Schlumberger	123,138	11,127,981
Southwestern Energy	31,349a	1,396,911

Spectra Energy	58,980b	1,593,640
Sunoco	11,226b	456,337
Tesoro	13,231a,b	321,381
Valero Energy	50,766	1,275,242
Williams	53,299	1,689,578
		138,918,995
Financial--14.7%
ACE	30,100	2,016,098
Aflac	42,707	1,967,084
Allstate	47,085	1,305,196
American Express	94,750	4,741,290
American International Group	38,882a	1,115,913
Ameriprise Financial	22,332	1,208,161
AON	30,294	1,457,747
Apartment Investment & Management,
Cl. A	10,170b	277,641
Assurant	8,962	319,226
AvalonBay Communities	7,854	1,053,928
Bank of America	915,722	8,891,661
Bank of New York Mellon	112,602	2,827,436
BB&T	61,991b	1,591,929
Berkshire Hathaway, Cl. B	156,588a	11,614,132
BlackRock	8,826	1,575,088
Boston Properties	13,408a,b	1,439,483
Capital One Financial	42,068b	2,010,850
CB Richard Ellis Group, Cl. A	25,637a	558,887
Charles Schwab	90,836	1,356,181
Chubb	26,392	1,648,972
Cincinnati Financial	14,353b	392,267
Citigroup	264,783	10,151,780
CME Group	6,091	1,761,456
Comerica	16,194	518,694
Discover Financial Services	48,649	1,245,901
E*TRADE Financial	23,390a	371,433

Equity Residential	26,229	1,621,477
Federated Investors, Cl. B	8,548b	182,671
Fifth Third Bancorp	81,740	1,034,011
First Horizon National	21,903b	196,908
Franklin Resources	13,193	1,674,983
Genworth Financial, Cl. A	43,345a	360,630
Goldman Sachs Group	47,119	6,359,651
Hartford Financial Services Group	40,111b	939,400
HCP	36,507	1,340,902
Health Care REIT	16,103b	849,916
Host Hotels & Resorts	62,068b	983,778
Hudson City Bancorp	46,730b	385,523
Huntington Bancshares	76,897	464,842
IntercontinentalExchange	6,715a	827,960
Invesco	41,609	922,888
Janus Capital Group	16,766b	141,505
JPMorgan Chase & Co.	360,306	14,574,378
KeyCorp	87,135	700,565
Kimco Realty	35,926b	683,672
Legg Mason	12,994	382,283
Leucadia National	18,166b	611,649
Lincoln National	28,124b	745,286
Loews	28,302	1,128,401
M&T Bank	11,403b	983,395
Marsh & McLennan	50,372	1,485,470
MetLife	95,602	3,939,758
Moody's	17,870b	636,351
Morgan Stanley	134,751	2,998,210
Nasdaq OMX Group	13,159a	316,737
Northern Trust	21,873	982,207
NYSE Euronext	23,703	793,102
People's United Financial	33,414b	423,690
Plum Creek Timber	14,381b	549,642
PNC Financial Services Group	47,661	2,587,516

Principal Financial Group	28,461b	786,377
Progressive	58,515	1,151,575
ProLogis	39,105	1,393,311
Prudential Financial	44,087	2,587,025
Public Storage	12,716b	1,521,215
Regions Financial	111,525	679,187
Simon Property Group	26,927	3,244,973
SLM	46,934	731,701
State Street	45,613	1,891,571
SunTrust Banks	48,789b	1,194,843
T. Rowe Price Group	23,164	1,315,715
Torchmark	10,783b	435,525
Travelers	38,557	2,125,647
U.S. Bancorp	174,115	4,537,437
Unum Group	28,531	695,871
Ventas	26,052	1,410,195
Vornado Realty Trust	14,875	1,391,556
Wells Fargo & Co.	479,515	13,397,649
Weyerhaeuser	48,113	961,779
XL Group	29,238	599,964
Zions Bancorporation	16,958b	371,380
		158,652,287
Health Care--11.4%
Abbott Laboratories	140,914	7,231,706
Aetna	34,384	1,426,592
Agilent Technologies	31,396a	1,323,655
Allergan	27,518	2,237,489
AmerisourceBergen	25,202	965,489
Amgen	84,447	4,619,251
Baxter International	52,010	3,025,422
Becton Dickinson & Co.	19,786	1,654,307
Biogen Idec	21,599a	2,200,290
Boston Scientific	135,395	969,428
Bristol-Myers Squibb	154,224	4,420,060

C.R. Bard	7,622b	752,139
Cardinal Health	31,261	1,367,981
CareFusion	19,591a	517,006
Celgene	42,183a	2,501,452
Cephalon	6,574a	525,526
Cerner	12,580a,b	836,444
CIGNA	24,679	1,228,274
Coventry Health Care	12,856a	411,392
Covidien	44,564	2,263,406
DaVita	8,685a	725,545
Dentsply International	13,077	495,488
Edwards Lifesciences	10,241a	730,695
Eli Lilly & Co.	92,338	3,536,545
Express Scripts	47,914a,b	2,599,814
Forest Laboratories	26,128a	968,304
Gilead Sciences	72,116a	3,054,834
Hospira	14,838a	758,519
Humana	15,116	1,127,351
Intuitive Surgical	3,545a,b	1,419,950
Johnson & Johnson	248,523	16,101,805
Laboratory Corp. of America
Holdings	9,075a,b	823,647
Life Technologies	16,644a	749,479
McKesson	23,095	1,873,466
Medco Health Solutions	36,188a	2,275,501
Medtronic	96,101	3,464,441
Merck & Co.	278,949	9,520,529
Mylan	38,709a	881,791
Patterson	8,749b	269,819
PerkinElmer	11,378	278,306
Pfizer	717,292	13,800,698
Quest Diagnostics	13,886	749,983
St. Jude Medical	29,804	1,385,886
Stryker	30,142b	1,637,916

Tenet Healthcare	41,625a,b	231,435
Thermo Fisher Scientific	34,919a	2,098,283
UnitedHealth Group	99,058	4,916,249
Varian Medical Systems	10,930a,b	685,967
Waters	8,413a	739,419
Watson Pharmaceuticals	11,077a	743,599
WellPoint	34,067	2,301,226
Zimmer Holdings	17,616a	1,057,312
		122,481,111
Industrial--10.6%
3M	64,445	5,615,737
Avery Dennison	9,802	309,253
Boeing	66,681	4,699,010
C.H. Robinson Worldwide	15,132b	1,094,195
Caterpillar	58,422	5,771,509
Cintas	10,888b	354,404
CSX	100,812	2,476,951
Cummins	17,635	1,849,559
Danaher	49,041	2,408,404
Deere & Co.	38,174	2,997,041
Dover	16,619	1,004,951
Dun & Bradstreet	4,467	324,081
Eaton	30,370	1,456,242
Emerson Electric	68,349	3,355,252
Equifax	11,676	401,187
Expeditors International of
Washington	18,945	904,055
Fastenal	26,101b	878,299
FedEx	28,580	2,483,030
Flowserve	4,952	492,130
Fluor	16,242	1,031,854
General Dynamics	33,823	2,304,699
General Electric	960,327	17,199,457
Goodrich	11,144	1,060,240

Honeywell International	71,044	3,772,436
Illinois Tool Works	45,222	2,252,056
Ingersoll-Rand	29,400	1,100,148
Iron Mountain	17,834b	564,089
ITT	16,701	890,831
Jacobs Engineering Group	11,640a	455,590
Joy Global	9,196	863,688
L-3 Communications Holdings	10,295b	814,540
Lockheed Martin	25,647b	1,942,247
Masco	32,014b	337,748
Norfolk Southern	31,823	2,409,001
Northrop Grumman	26,182	1,584,273
Paccar	33,223	1,422,277
Pall	10,788	534,869
Parker Hannifin	14,390	1,137,098
Pitney Bowes	18,302b	394,408
Precision Castparts	13,029	2,102,620
Quanta Services	18,782a,b	347,843
R.R. Donnelley & Sons	19,526b	367,284
Raytheon	32,502	1,453,814
Republic Services	27,282	791,996
Robert Half International	13,148b	359,992
Rockwell Automation	12,945	928,933
Rockwell Collins	14,326	789,219
Roper Industries	8,670b	707,732
Ryder System	4,585	258,227
Snap-On	5,560	316,142
Southwest Airlines	72,327	720,377
Stanley Black & Decker	14,917	981,091
Stericycle	7,647a,b	627,972
Textron	24,041b	556,068
Tyco International	42,300	1,873,467
Union Pacific	44,477	4,558,003
United Parcel Service, Cl. B	89,360	6,185,499

United Technologies	83,315	6,901,815
W.W. Grainger	5,302b	786,658
Waste Management	42,491b	1,338,042
		113,899,633
Information Technology--18.6%
Accenture, Cl. A	58,692	3,471,045
Adobe Systems	46,042a	1,276,284
Advanced Micro Devices	49,846a,b	365,870
Akamai Technologies	16,135a	390,790
Altera	28,546	1,166,960
Amphenol, Cl. A	15,429b	754,324
Analog Devices	26,584	914,490
Apple	83,839a	32,737,453
Applied Materials	117,336	1,445,580
Autodesk	20,243a	696,359
Automatic Data Processing	45,047	2,319,470
BMC Software	16,442a	710,623
Broadcom, Cl. A	42,423a	1,572,621
CA	35,445	790,424
Cisco Systems	500,270	7,989,312
Citrix Systems	17,071a	1,229,795
Cognizant Technology Solutions,
Cl. A	27,626a	1,930,229
Computer Sciences	13,702	483,407
Compuware	20,796a	200,889
Corning	142,011	2,259,395
Dell	150,566a	2,445,192
eBay	102,604a	3,360,281
Electronic Arts	29,809a,b	663,250
EMC	187,325a,b	4,885,436
F5 Networks	7,203a	673,336
Fidelity National Information
Services	23,400	702,468
First Solar	4,774a,b	564,430

Fiserv	13,353a	805,987
FLIR Systems	14,691b	403,415
Google, Cl. A	22,789a	13,757,491
Harris	11,445b	456,312
Hewlett-Packard	189,207	6,652,518
Intel	482,795	10,780,812
International Business Machines	109,883	19,982,224
Intuit	24,349a	1,137,098
Jabil Circuit	18,243	334,029
JDS Uniphase	20,883a	274,611
Juniper Networks	47,726a	1,116,311
KLA-Tencor	15,246	607,096
Lexmark International, Cl. A	7,518a	252,379
Linear Technology	20,321	595,405
LSI	55,300a	407,008
MasterCard, Cl. A	8,769	2,659,199
MEMC Electronic Materials	21,958a,b	162,928
Microchip Technology	16,688b	563,220
Micron Technology	75,991a	560,054
Microsoft	672,783	18,434,254
Molex	12,446b	292,232
Monster Worldwide	11,979a,b	140,633
Motorola Mobility Holdings	25,951a,b	580,783
Motorola Solutions	30,639	1,375,385
National Semiconductor	21,734	537,264
NetApp	33,432a,b	1,588,689
Novellus Systems	8,369a,b	259,774
NVIDIA	53,016a,b	733,211
Oracle	353,977	10,824,617
Paychex	28,689	809,890
QUALCOMM	151,328	8,289,748
Red Hat	17,075a	718,516
SAIC	25,700a,b	411,971
Salesforce.com	10,919a,b	1,580,088

SanDisk	21,006a	893,385
Symantec	69,451a	1,323,736
Tellabs	33,419	138,355
Teradata	15,083a	828,962
Teradyne	16,342a,b	220,454
Texas Instruments	106,225	3,160,194
Total System Services	14,787b	275,186
VeriSign	16,074b	501,670
Visa, Cl. A	43,927	3,757,516
Western Digital	20,361a	701,640
Western Union	58,370	1,132,962
Xerox	127,451	1,189,118
Xilinx	23,872b	766,291
Yahoo!	118,962a	1,558,402
		200,532,736
Materials--3.6%
Air Products & Chemicals	19,530	1,732,897
Airgas	6,628	455,344
AK Steel Holding	10,844b	131,755
Alcoa	94,832	1,396,875
Allegheny Technologies	9,716	565,374
Ball	15,153	587,936
Bemis	9,859b	311,544
CF Industries Holdings	6,486	1,007,406
Cliffs Natural Resources	13,362	1,200,175
Dow Chemical	105,843	3,690,745
E.I. du Pont de Nemours & Co.	84,194	4,329,255
Eastman Chemical	6,364	614,699
Ecolab	21,207b	1,060,350
FMC	6,612	579,013
Freeport-McMoRan Copper & Gold	85,749	4,541,267
International Flavors & Fragrances	7,057	431,677
International Paper	40,064	1,189,901
MeadWestvaco	15,819	492,604

Monsanto	48,651	3,574,875
Newmont Mining	44,759	2,489,048
Nucor	28,513	1,108,871
Owens-Illinois	14,761a	342,012
PPG Industries	14,687	1,236,645
Praxair	27,418	2,841,602
Sealed Air	13,962	300,602
Sherwin-Williams	8,157	629,476
Sigma-Aldrich	10,741b	720,721
Titanium Metals	7,164b	127,448
United States Steel	12,653b	505,993
Vulcan Materials	11,603b	397,867
		38,593,977
Telecommunication Services--2.9%
American Tower, Cl. A	36,118a	1,897,279
AT&T	536,916	15,710,162
CenturyLink	54,060	2,006,167
Frontier Communications	88,958b	666,295
Metropcs Communications	24,326a	396,027
Sprint Nextel	269,829a	1,141,377
Verizon Communications	255,899	9,030,676
Windstream	44,951b	548,852
		31,396,835
Utilities--3.4%
AES	59,265a	729,552
Ameren	21,901	631,187
American Electric Power	42,852	1,579,525
CenterPoint Energy	37,099	726,398
CMS Energy	21,597	413,367
Consolidated Edison	26,573b	1,397,740
Constellation Energy Group	18,290	710,201
Dominion Resources	52,407b	2,539,119
DTE Energy	14,996	747,401
Duke Energy	120,657b	2,244,220

Edison International	29,054	1,106,086
Entergy	16,517	1,103,336
Exelon	60,043b	2,646,095
FirstEnergy	37,488	1,673,839
Integrys Energy Group	6,756b	339,219
NextEra Energy	38,219	2,111,600
Nicor	4,328	236,742
NiSource	24,451b	492,199
Northeast Utilities	15,533	528,122
NRG Energy	22,467a	550,891
ONEOK	9,766b	710,867
Pepco Holdings	20,828b	389,067
PG&E	36,040b	1,493,137
Pinnacle West Capital	9,666	409,355
PPL	53,112	1,481,825
Progress Energy	26,691	1,247,537
Public Service Enterprise Group	46,032	1,507,548
SCANA	10,587b	414,905
Sempra Energy	21,419	1,085,729
Southern	76,677	3,031,809
TECO Energy	18,734	347,141
Wisconsin Energy	21,156	648,431
Xcel Energy	43,058	1,033,392
		36,307,582
Total Common Stocks
(cost $864,513,724)		1,069,694,608
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.15%, 9/22/11
(cost $669,956)	670,000[c]	669,937

Other Investment--.6%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,894,000)	6,894,000 [d]	6,894,000
Investment of Cash Collateral for
Securities Loaned--5.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $62,495,845)	62,495,845 [d]	62,495,845
Total Investments (cost $934,573,525)	105.8%	1,139,754,390
Liabilities, Less Cash and Receivables	(5.8%)	(62,080,783)
Net Assets	100.0%	1,077,673,607

a	Non-income producing security.
b

Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $61,595,362 and the value of the collateral held by the fund was $62,495,845 and U.S. Government and Agency securities valued at $832,402.

c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $934,573,525.

Net unrealized appreciation on investments was $204,600,828 of which $327,960,849 related to appreciated investment securities and $123,360,021 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	18.6
Financial	14.7
Energy	12.9
Health Care	11.4
Consumer Discretionary	10.6
Consumer Staples	10.6
Industrial	10.6
Short-Term/Money Market Investments	6.5
Materials	3.6
Utilities	3.4

Telecommunication Services	2.9
105.8
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011	($)
Financial Futures Long
S&P 500 Emini	149	9,598,580	September 2011	(6,167)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,069,694,608	-	-	1,069,694,608
Mutual Funds	69,389,845	-	-	69,389,845
U.S. Treasury	-	669,937	-	669,937
Liabilities ($)
Other Financial Instruments:
Futures++	(6,167)	-	-	(6,167)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.6%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.4%
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,394,024
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	191,875
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	133,317
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	520,608
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	1,100,000	1,472,390
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	192,212
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	3,097,966
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	62,208
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	70,543
				8,135,143
Agriculture--.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,497,028
Archer- Daniels Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	150,604
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	886,445
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000	3,685,091
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	207,451
				7,426,619
Asset Backed Certificates--.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	334,386	354,584
Asset-Backed Ctfs./Auto Receivables--.0%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	1,000,000	1,053,712
Asset-Backed Ctfs./Credit Cards--.1%

Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000		212,169
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		663,645
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000		517,226
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000		545,883
					1,938,923
Asset-Backed Ctfs./Home Equity Loans--.0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	186,837	a	185,630
Automobile Manufacturers--.0%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000		250,141
Daimler Finance North America,
Gtd. Notes	7.30	1/15/12	400,000		411,957
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000		280,418
					942,516
Automotive, Trucks & Parts--.1%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000		3,185,294
Banks--2.3%
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000		372,003
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	250,000		269,073
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000		617,219
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000		1,022,648
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000		2,623,386
Bank of America,
Sub. Notes	7.80	9/15/16	235,000		271,200
Bank One,
Sub. Notes	5.90	11/15/11	500,000		507,385
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000		1,469,747
BB&T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000		3,556,873
BB&T,
Sub. Notes	4.75	10/1/12	325,000		339,150
BB&T,

Sub. Notes	4.90	6/30/17	150,000	161,423
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,440,547
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,667,296
Cooperatieve Centrale
Raiffeisen-Boerenleenbank,
Bank Gtd. Notes	5.25	5/24/41	1,150,000	1,182,997
Credit Suisse New York,
Sr. Unscd. Notes	5.30	8/13/19	2,000,000	2,160,182
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	1,400,000	1,515,402
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	966,539
Dresdner Bank AG New York,
Sub. Notes	7.25	9/15/15	145,000	153,278
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,233,002
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	270,315
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,043,300
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,409,152
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	578,416
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	169,169
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	112,197
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	368,914
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,102,606
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	209,852
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,497,094
National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,106,549
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,708,335
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	248,406
Royal Bank of Scotland Group,

Sub. Notes	5.00	10/1/14	175,000		174,862
Royal Bank of Scotland,
Bank Gtd. Notes	3.95	9/21/15	4,200,000		4,216,876
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000		550,075
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		221,318
Suntrust Capital VIII,
Gtd. Secs.	6.10	12/1/66	335,000	a	327,661
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	1,300,000		1,336,923
UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000		82,697
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	760,000		849,348
US Bank NA/Cincinnati,
Sub. Notes	4.95	10/30/14	45,000		49,660
US Bank NA/Cincinnati,
Sub. Notes	6.38	8/1/11	100,000		100,000
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000		270,655
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000		480,659
Wachovia,
Sub. Notes	5.25	8/1/14	200,000		216,525
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000		1,241,440
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,662,024
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000		420,000
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000		973,117
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		525,254
					50,052,749
Building & Construction--.0%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000		534,896
Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000		2,327,743
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,249,239
E.I. Du Pont De Nemours,

Sr. Unscd. Notes	5.25	12/15/16	1,900,000		2,192,507
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000		665,526
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000		169,079
Potash of Saskatchewan,
Sr. Unscd. Notes	5.63	12/1/40	1,200,000		1,291,009
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000		103,940
					8,999,043
Commercial Mortgage Pass-Through Ctfs.--2.3%
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,818,319
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,082,525
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.92	2/10/51	300,000	a	328,351
Bank of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,074,907
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000	a	368,812
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	400,000		416,676
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		969,381
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.90	9/11/38	850,000	a	944,865
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	138,924		140,977
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000	a	250,354
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.27	12/10/49	1,100,000	a	1,218,990
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.22	7/15/44	1,900,000	a	2,086,414
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.34	1/15/46	85,000	a	92,287
Commercial Mortgage Pass Through

Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000		4,255,072
Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5,
Cl. A2	4.63	5/10/43	224,275		225,571
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-C3, Cl. A5	5.11	7/15/36	1,245,000	a	1,334,174
Credit Suisse First Boston
Mortgage Securities,
Ser. 2002-CKP1, Cl. A3	6.44	12/15/35	588,302		594,285
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.82	6/15/38	1,500,000	a,b	1,664,483
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000	a	1,090,770
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	1,043,559		1,060,401
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000		785,393
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	6.00	8/10/45	1,000,000	a,b	1,072,469
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,052,873
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	649,199
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		159,050
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,275,630
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		372,819
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		236,548
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	542,064
J.P. Morgan Chase Commercial
Mortgage Securities,

Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,087,793
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000		492,422
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,327,776
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		466,941
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	a	293,933
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,284,885
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	a	535,143
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.39	11/12/37	375,000	a	411,524
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	6.02	6/12/50	1,000,000	a	1,095,180
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	692,000	a	730,803
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.81	6/12/50	1,200,000	a	1,292,815
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000		1,054,207
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	a	3,409,626
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,398,816
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	a	552,250
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000		521,617
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	872,876
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	a	858,227
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,678,666
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		161,670
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	a	1,264,750
					51,955,579
Consumer Products--.2%

Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	258,742
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,953,414
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	338,102
				3,550,258
Diversified Financial Services--4.0%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000	287,565
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	808,359
American Express,
Sr. Unscd. Notes	7.00	3/19/18	800,000	961,788
American Express,
Sr. Unscd. Notes	8.15	3/19/38	1,100,000	1,544,090
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	110,464
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	551,059
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	624,401
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	325,267
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	1,600,000	1,738,864
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	218,086
Capital One Capital III,
Gtd. Cap. Secs.	7.69	8/15/36	200,000	205,250
Capital One Capital V,
Gtd. Notes	10.25	8/15/39	1,000,000	1,064,250
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,934,264
Citigroup Funding,
Gtd. Notes	1.88	10/22/12	4,900,000	4,993,678
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,402,518
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	1,075,000	1,105,984
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	885,000	993,310
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	572,273

Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000		107,650
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000		799,028
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000		956,496
Credit Suisse USA,
Bank Gtd. Notes	5.38	3/2/16	200,000		223,331
Credit Suisse USA,
Bank Gtd. Notes	5.50	8/15/13	1,000,000		1,084,660
General Electric Capital,
Gtd. Notes	2.13	12/21/12	4,000,000		4,094,812
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	b	415,859
General Electric Capital,
Notes	5.25	10/19/12	5,700,000		6,007,960
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000		691,736
General Electric Capital,
Notes	5.63	9/15/17	1,000,000		1,126,432
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000		1,492,304
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000		2,066,354
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000		912,165
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000		1,141,909
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000		335,566
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000		2,961,484
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000		16,384
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000		487,220
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000		750,161
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000		211,848
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000		2,006,610
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000		1,182,992
HSBC Finance,

Sr. Unscd. Notes	4.75	7/15/13	700,000	740,649
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000	2,900,192
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	192,914
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	35,546
JP Morgan Chase Capital XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	316,775
JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000	50,913
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,732,345
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,319,704
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000	2,270,602
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,729,518
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	735,197
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	608,349
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	1,289,593
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	608,558
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,841,279
Merrill Lynch & Co.,
Notes	6.88	4/25/18	4,750,000	5,322,693
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	167,579
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	2,000,000	2,030,092
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,650,359
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,183,674
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	190,347
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000	3,009,112
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	354,699

National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,259,493
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,794,078
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	103,770
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	460,648
				89,413,109
Diversified Metals & Mining--.5%
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	654,185
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000	1,564,130
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000	2,091,643
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,256,073
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	895,000	978,896
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,110,998
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	446,714
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,204,444
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	110,895
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	587,738
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	1,040,648
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	180,863
				12,227,227
Electric Utilities--1.6%
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	167,108
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	182,413
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	703,394
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	234,181

Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000	305,750
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	229,096
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,329,345
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	113,581
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	1,710,000	1,980,967
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	75,000	76,941
Duke Energy Ohio,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	195,422
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,728,152
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	7,000	7,109
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	2,060,000	2,451,445
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,217,644
Florida Power & Light,
First Mortgage Bonds	5.65	2/1/35	25,000	27,629
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,215,471
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,761,340
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	30,697
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	883,149
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	1,005,279
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,420,532
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	165,736
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,964,100
Northern States Power,
First Mortgage Bonds	6.25	6/1/36	750,000	901,537
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,597,017
Oncor Electric Delivery,

Sr. Scd. Debs.	7.00	9/1/22	170,000	209,633
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	305,153
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	109,311
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	522,331
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	865,612
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,163,930
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	626,232
Public Service Company of
Colorado, First Mortgage
Bonds, Ser. 10	7.88	10/1/12	350,000	379,074
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	239,204
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	241,607
Southern California Edison,
First Mortgage Bonds	5.50	3/15/40	1,000,000	1,101,273
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	81,509
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	535,086
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	116,561
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,232,406
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	168,628
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,771,266
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	576,339
				35,140,190
Food & Beverages--.9%
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,111,356
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	165,765
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	2,880,172
Bottling Group,

Gtd. Notes	4.63	11/15/12	350,000		368,326
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000		377,659
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000		846,640
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000		142,967
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000		2,069,633
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000		1,520,087
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000		128,690
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000		111,659
Hershey,
Sr. Unscd. Notes	5.30	9/1/11	750,000		752,972
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000		41,240
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000		446,435
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000		3,524,143
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	83,000		86,973
Kraft Foods,
Sr. Unscd. Notes	6.50	2/9/40	1,000,000		1,173,481
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		996,394
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000		765,888
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,047,827
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,318,538
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000		220,254
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000		386,986
					20,484,085
Foreign/Governmental--4.1%
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000		3,697,316
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000	b	1,828,367

European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000		2,726,292
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000		552,332
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		397,217
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	2,750,000	b	3,174,674
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,335,323
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000		2,668,385
Federal Republic of Brazil,
Sr. Unscd. Bonds	7.13	1/20/37	575,000		740,312
Federal Republic of Brazil,
Unscd. Bonds	8.25	1/20/34	1,000,000		1,417,500
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	500,000		798,000
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,192,214
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000		608,351
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000		1,598,131
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		175,040
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	700,000		808,354
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	700,000		986,849
International Bank of
Reconstruction and
Development, Sr. Unscd. Notes 2.13		3/15/16	2,400,000		2,480,688
Japan Finance,
Sr. Unscd. Notes	2.50	5/18/16	4,800,000		4,930,795
KFW,
Govt. Gtd. Bonds	4.00	10/15/13	1,400,000		1,502,330
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000	b	2,722,837
KFW,
Govt. Gtd. Bonds	4.13	10/15/14	1,200,000		1,317,198
KFW,
Govt. Gtd. Bonds	4.50	7/16/18	1,800,000		2,041,205

KFW,
Govt. Gtd. Notes	4.88	1/17/17	1,240,000		1,428,711
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		723,844
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	4,000,000		4,590,000
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,197,347
Province of Manitoba Canada,
Sr. Unscd. Debs.	2.13	4/22/13	8,000,000		8,225,192
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		13,957
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000		650,805
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,461,621
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000		3,266,634
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,147,761
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000		785,575
Province of Quebec Canada,
Bonds	5.13	11/14/16	3,725,000	b	4,308,100
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		272,208
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	250,000		344,825
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000		561,616
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	625,000		664,525
Republic of Colombia,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000		2,542,000
Republic of Finland,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		34,077
Republic of Hungary,
Sr. Unscd. Notes	4.75	2/3/15	125,000	b	128,750
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	50,000		51,825
Republic of Italy,
Sr. Unscd. Notes	5.25	9/20/16	155,000		163,069
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	b	1,509,940

Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	550,000	521,723
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	610,000	664,829
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000	218,358
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	1,232,437
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	1,540,000	1,803,340
Republic of Poland,
Sr. Unscd. Notes	5.25	1/15/14	250,000	271,238
Republic of Poland,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000	1,656,625
Republic of South Africa,
Sr. Unscd. Notes	6.50	6/2/14	170,000	192,321
Republic of South Africa,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000	2,538,375
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000	1,395,000
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000	1,618,050
				90,884,388
Health Care--1.5%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000	1,701,505
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000	201,497
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	353,529
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	474,309
Amgen,
Sr. Unscd. Notes	6.40	2/1/39	570,000	671,153
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	636,935
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000	840,998
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	491,524
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000	707,407
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000	820,424
Eli Lilly & Co.,

Sr. Unscd. Notes	7.13	6/1/25	200,000	260,429
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000	2,454,838
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000	3,507,187
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000	868,041
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000	177,594
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000	563,931
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000	1,796,271
Merck & Co.,
Sr. Unscd. Notes	5.30	12/1/13	1,000,000a	1,105,304
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000	183,398
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000a	839,190
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000	1,606,237
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	2,914,279
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000	2,614,307
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	566,943
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	58,999
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	3,400,000	3,564,302
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	98,426
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	330,624
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	983,715
Wellpoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,108,730
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	75,960
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	425,562
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	317,592

Wyeth,
Gtd. Notes	5.50	2/1/14	150,000	167,674
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	230,082
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	241,101
				33,959,997
Industrial--.2%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	162,492	172,453
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000	2,293,988
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000	831,904
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000	1,850,576
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	150,000	180,319
				5,329,240
Machinery--.1%
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000	443,351
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000	164,724
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000	901,176
				1,509,251
Manufacturing--.4%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	861,968
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	530,254
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,128,216
Honeywell International,
Sr. Unscd. Notes	3.88	2/15/14	2,656,000	2,866,329
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,374,897
Honeywell International,
Sr. Unscd. Notes	6.13	11/1/11	175,000	177,524
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	1,235,000	1,507,956
				8,447,144
Media--1.2%

CBS,
Gtd. Notes	5.50	5/15/33	250,000		241,606
CBS,
Gtd. Debs.	7.88	7/30/30	80,000		97,987
Comcast Cable Communications
Holdings, Gtd. Notes	8.38	3/15/13	4,000,000		4,467,080
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		437,180
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000		2,117,613
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		511,934
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000		294,131
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	800,000		840,649
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000		789,666
NBC Universal Media,
Sr. Unscd. Notes	5.15	4/30/20	1,500,000	c	1,634,422
News America,
Gtd. Notes	6.20	12/15/34	250,000		251,145
News America,
Gtd. Notes	6.40	12/15/35	1,000,000		1,023,352
News America,
Gtd. Notes	6.65	11/15/37	360,000		378,808
News America,
Gtd. Debs.	7.75	12/1/45	100,000		115,352
News America,
Gtd. Debs.	8.25	8/10/18	150,000		185,592
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000		955,733
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	2,500,000		2,607,575
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000		389,262
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000		597,664
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000		3,850,407
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000		372,815
Time Warner,
Gtd. Debs.	6.50	11/15/36	200,000		222,364
Time Warner,

Gtd. Notes	7.63	4/15/31	1,100,000	1,363,327
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000	1,714,580
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	276,172
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000	103,462
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	193,023
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	121,600
				26,154,501
Municipal Bonds--.5%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,159,760
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	796,310
California,
GO (Build America Bonds)	7.55	4/1/39	1,600,000	1,967,856
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	820,787
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	1,530,000	1,637,635
State of California Build America
Various Purpose, Bonds	7.50	4/1/34	1,000,000	1,217,100
State of Illinois Pension Funding,
Bonds	5.10	6/1/33	3,630,000	3,267,907
State of New Jersey Build America
Turnpike Revenue, Bonds	7.41	1/1/40	780,000	993,938
				11,861,293
Oil & Gas--1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	403,955
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	164,021
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	434,242
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	2,718,167

Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	388,179
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,358,920
Cenovus Energy,
Sr. Unscd. Notes	6.75	11/15/39	1,000,000	1,205,796
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	157,800
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	565,290
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,220,763
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	364,427
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	745,801
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,253,418
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,110,311
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	75,000	87,852
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000	1,439,086
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	226,904
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,559,350
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	714,841
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,240,797
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	411,324
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	407,248
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	21,571
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,635,409
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	127,126
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,220,778
Occidental Petroleum,

Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000b	1,798,984
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	638,924
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	70,494
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	221,625
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	1,926,864
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	462,000
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,423,346
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	698,997
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	473,059
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	603,127
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,213,324
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	621,716
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	283,577
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,818,931
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,102,886
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	222,233
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	462,851
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	87,431
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	220,228
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	86,107
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	866,384
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,046,812
Valero Energy,
Gtd. Notes	6.63	6/15/37	115,000	125,140

Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	201,061
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,141,692
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	876,745
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	834,289
				41,712,203
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,969,826
Property & Casualty Insurance--.9%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	395,845
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	138,495
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	178,664
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	414,466
Allstate,
Sr. Unscd. Notes	7.45	5/16/19	1,850,000	2,270,740
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	643,604
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,062,604
AON,
Jr. Sub. Debs.	8.21	1/1/27	70,000	81,831
AXA,
Sub. Bonds	8.60	12/15/30	165,000	200,719
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,061,370
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	590,972
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	113,768
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	645,517
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,015,094
Lion Connecticut Holdings,
Gtd. Debs.	7.63	8/15/26	50,000	57,583
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	277,377

MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	243,283
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	260,000	264,699
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,573,548
Nationwide Financial Services,
Sr. Unscd. Notes	6.25	11/15/11	350,000	353,600
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	238,815
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	115,126
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	377,890
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	276,084
Prudential Financial,
Sr. Unscd. Notes, Ser. D	7.38	6/15/19	2,800,000	3,398,920
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000	170,032
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	1,092,918
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	266,082
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000	372,062
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000	1,483,296
				20,375,004
Real Estate--.3%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	551,052
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000	1,551,287
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	37,000	37,986
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	637,510
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	105,892
Prologis,
Sr. Unscd. Notes	6.88	3/15/20	1,400,000	1,589,403
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	112,664
Regency Centers,

Gtd. Notes	5.88	6/15/17	200,000		225,970
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000		1,565,455
					6,377,219
Retail--.8%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		592,144
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000		2,441,217
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000		115,972
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000		582,016
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000		2,915,053
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000		1,026,045
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000		899,973
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000		1,225,043
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000		887,550
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000		466,686
Target,
Unscd. Notes	5.88	3/1/12	100,000		103,221
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000		156,841
Target,
Sr. Unscd. Notes	7.00	1/15/38	1,280,000		1,637,158
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		630,170
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	2,270,000		2,796,336
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000		890,948
					17,366,373
Technology--.4%
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000	b	1,152,619
Google,
Sr. Unscd. Notes	3.63	5/19/21	1,600,000		1,652,920
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		644,510

HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000	a	137,231
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		673,232
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		714,094
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		293,185
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		84,328
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		412,276
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		747,592
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,362,985
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		177,378
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		614,771
					8,667,121
Telecommunications--1.3%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		112,876
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		277,099
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	775,000		816,394
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,665,727
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	1,000,000		1,149,275
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	641,557
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000		612,503
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		112,969
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		652,209
British Telecommunications,
Sr. Unscd. Notes	9.88	12/15/30	175,000	a	248,546
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,132,196

Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		579,020
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	1,630,000		1,810,866
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,244,339
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	150,000		160,193
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	220,000	a	309,453
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		118,731
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		326,556
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,778,654
New Cingular Wireless Services,
Gtd. Notes	8.13	5/1/12	250,000		263,706
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000		1,038,172
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000		384,026
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		328,350
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000		860,048
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000		3,023,778
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000		915,817
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000		100,129
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000		180,935
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,222,519
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000		1,722,120
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		610,316
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		903,643
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	1,000,000		1,484,410
Verizon Global Funding,

Sr. Unscd. Notes	7.38	9/1/12	500,000		536,283
Verizon New Jersery,
Sr. Unscd. Debs.	8.00	6/1/22	25,000		30,906
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		636,426
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000		1,142,457
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		165,506
					29,298,710
Transportation--.3%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		128,470
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		133,092
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		123,596
CSX,
Sr. Unscd. Notes	6.15	5/1/37	1,100,000		1,240,143
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000		241,902
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000		11,156
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000		1,053,799
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000		329,277
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000		387,382
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	13,800
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,590,522
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		517,830
					5,770,969
U.S. Government Agencies--5.6%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,151,135
Federal Home Loan Banks,
Bonds	3.63	10/18/13	8,000,000		8,540,568
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000	b	2,660,515
Federal Home Loan Banks,
Bonds, Ser. 363	4.50	11/15/12	6,800,000	b	7,155,572

Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000,000		5,258,070
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000		1,153,670
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	b	2,320,942
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000		3,025,352
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000	b	1,380,006
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000		377,266
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000		342,422
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000		547,293
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000	e	5,032,277
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000	e	5,848,381
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000	e	4,093,987
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	e	2,231,209
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000	e	3,392,003
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000	e	1,531,386
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000	b,e	1,098,836
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	e	1,448,829
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	e	958,526
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000	e	1,177,525
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	e	874,822
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	e	761,216
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	e	2,452,972
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000	e	503,258
Federal Home Loan Mortgage Corp.,

Notes	6.25	7/15/32	1,000,000e	1,266,773
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000b,e	526,811
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000e	2,122,930
Federal National Mortgage
Association, Notes	1.75	8/10/12	7,800,000b,e	7,912,671
Federal National Mortgage
Association, Notes	2.63	11/20/14	6,800,000e	7,183,078
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000e	4,743,639
Federal National Mortgage
Association, Notes	4.38	3/15/13	7,605,000e	8,093,188
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000e	955,703
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000e	1,525,178
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000e	1,677,624
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000e	228,635
Federal National Mortgage
Association, Notes	5.00	3/15/16	6,240,000e	7,223,929
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000e	1,399,260
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000e	399,610
Federal National Mortgage
Association, Sr. Sub. Notes	5.25	8/1/12	1,000,000e	1,049,078
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000e	1,437,460
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000e	1,454,378
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000e	1,685,774
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000	56,766
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000	747,597
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	812,568
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000	1,320,480
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000	775,245

Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000	1,906,889
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	203,341
				124,026,643
U.S. Government Agencies/Mortgage-Backed--33.0%
Federal Home Loan Mortgage Corp.:
5.50%			8,800,000d,e	9,530,127
2.25%, 2/1/35			537,659a,e	560,870
2.50%, 4/1/33			18,002a,e	18,881
2.50%, 2/1/34			310,525a,e	326,388
2.51%, 12/1/34			33,627a,e	35,274
2.81%, 3/1/36			13,529a,e	14,263
3.02%, 8/1/35			328,904a,e	342,389
3.50%, 6/1/19 - 5/1/26			14,225,551e	14,651,083
4.00%, 8/1/18 - 1/1/41			37,902,753e	38,890,230
4.02%, 6/1/36			9,305a,e	9,380
4.50%, 2/1/18 - 4/1/41			56,433,416e	59,174,858
4.68%, 6/1/34			22,656a,e	24,017
5.00%, 12/1/17 - 1/1/40			34,691,562e	37,154,775
5.02%, 6/1/35			9,873a,e	10,407
5.03%, 12/1/34			43,848a,e	45,645
5.15%, 8/1/34			13,282a,e	14,186
5.21%, 11/1/33			13,180a,e	14,046
5.34%, 3/1/37			170,269a,e	180,685
5.49%, 2/1/37			535,582a,e	568,740
5.50%, 8/1/16 - 1/1/40			33,695,086e	36,600,870
5.62%, 4/1/36			436,883a,e	467,158
5.82%, 8/1/37			118,905a,e	126,481
6.00%, 12/1/13 - 10/1/38			19,862,033e	21,903,648
6.50%, 12/1/12 - 3/1/39			10,233,248e	11,497,451
7.00%, 12/1/12 - 7/1/37			335,710e	388,937
7.50%, 8/1/16 - 11/1/33			136,380e	159,202
8.00%, 2/1/17 - 10/1/31			70,402e	83,499
8.50%, 10/1/18 - 6/1/30			2,612e	3,051
Federal National Mortgage Association:
2.37%, 12/1/35			17,002a,e	17,692
2.38%, 3/1/34			360,393a,e	378,478
2.38%, 6/1/34			262,614a,e	273,770
2.46%, 1/1/35			414,934a,e	436,483
2.53%, 11/1/32			17,675a,e	18,494
2.54%, 9/1/33			13,599a,e	14,170
2.56%, 6/1/34			83,100a,e	87,314
2.66%, 10/1/34			24,184a,e	25,293
2.86%, 9/1/35			664,495a,e	700,816

2.89%, 8/1/35	98,317a,e	103,419
3.06%, 9/1/33	32,141a,e	33,502
3.50%, 1/20/25 - 1/1/41	16,505,087e	16,561,807
4.00%, 9/1/18 - 3/1/41	68,241,543e	70,535,262
4.50%, 4/1/18 - 6/1/40	75,600,504e	79,352,650
4.78%, 5/1/33	6,952a,e	7,336
4.97%, 1/1/35	23,178a,e	24,798
4.99%, 11/1/36	284,908a,e	299,326
5.00%, 11/1/17 - 6/1/40	67,722,241e	72,488,937
5.50%, 2/1/14 - 12/1/38	50,616,366e	54,999,586
5.20%, 6/1/35	74,151a,e	79,708
5.27%, 11/1/35	14,636a,e	15,750
5.40%, 2/1/37	509,637a,e	541,465
5.66%, 3/1/37	87,531a,e	92,972
5.94%, 2/1/37	5,894a,e	6,276
5.97%, 11/1/36	54,180a,e	56,809
5.99%, 12/1/36	36,487a,e	38,469
6.00%, 3/1/14 - 11/1/38	30,821,109e	34,024,247
6.50%, 12/1/12 - 9/1/38	7,999,206e	8,961,309
7.00%, 3/1/14 - 3/1/38	1,197,357e	1,377,034
7.50%, 8/1/15 - 6/1/31	138,983e	162,555
8.00%, 2/1/13 - 8/1/30	46,437e	53,143
8.50%, 9/1/15 - 7/1/30	20,963e	23,278
9.00%, 4/1/16 - 10/1/30	3,102e	3,693
Government National Mortgage Association I:
5.00%	9,000,000d	9,807,189
4.00%, 2/15/41	14,116,617	14,627,272
4.50%, 1/15/19 - 4/15/41	53,832,544	57,555,657
5.00%, 1/15/17 - 4/15/40	40,820,284	44,576,798
5.50%, 9/15/20 - 11/15/38	15,489,695	17,163,659
6.00%, 10/15/13 - 4/15/39	11,575,983	12,958,189
6.50%, 2/15/24 - 2/15/39	2,704,537	3,054,325
7.00%, 10/15/11 - 8/15/32	186,923	218,328
7.50%, 9/15/11 - 10/15/32	126,378	148,088
8.00%, 2/15/17 - 3/15/32	34,267	39,920
8.25%, 6/15/27	3,601	4,323
8.50%, 10/15/26	11,258	12,638
9.00%, 2/15/22 - 2/15/23	11,007	13,194
Government National Mortgage Association II:
3.50%, 5/20/34	26,993	26,889
6.50%, 2/20/28	1,613	1,843
8.50%, 7/20/25	1,300	1,554
		734,802,248
U.S. Government Securities--32.9%
U.S. Treasury Bonds:

3.50%, 2/15/39	2,500,000	2,246,485
3.88%, 8/15/40	4,500,000	4,302,423
4.25%, 5/15/39	5,200,000	5,320,250
4.25%, 11/15/40	5,100,000	5,200,409
4.38%, 2/15/38	2,000,000	2,096,562
4.38%, 11/15/39	6,200,000	6,472,217
4.38%, 5/15/40	5,475,000	5,706,844
4.38%, 5/15/41	5,200,000	5,413,699
4.50%, 2/15/36	3,800,000	4,088,564
4.50%, 5/15/38	2,900,000	3,101,188
4.50%, 8/15/39	5,600,000	5,969,253
4.63%, 2/15/40	6,300,000	6,846,330
4.75%, 2/15/37	1,800,000	2,005,594
4.75%, 2/15/41	5,100,000	5,649,846
5.00%, 5/15/37	2,055,000	2,376,414
5.25%, 11/15/28	1,440,000	1,728,225
5.25%, 2/15/29	1,200,000	1,439,813
5.38%, 2/15/31	1,405,000	1,714,319
5.50%, 8/15/28	2,175,000	2,683,746
6.00%, 2/15/26	1,600,000b	2,064,250
6.13%, 8/15/29	1,350,000	1,782,423
6.25%, 8/15/23	2,610,000	3,415,838
6.25%, 5/15/30	1,400,000	1,877,532
6.38%, 8/15/27	1,300,000	1,747,282
6.50%, 11/15/26	770,000	1,043,470
6.63%, 2/15/27	800,000	1,097,875
6.88%, 8/15/25	1,000,000	1,391,094
7.13%, 2/15/23	1,575,000	2,196,634
7.25%, 5/15/16	2,300,000	2,944,541
7.25%, 8/15/22	870,000	1,220,583
7.50%, 11/15/24	1,900,000	2,762,720
7.63%, 2/15/25	660,000	970,922
7.88%, 2/15/21	805,000	1,157,628
8.00%, 11/15/21	2,670,000	3,904,042
8.13%, 8/15/19	2,050,000	2,933,263
8.13%, 5/15/21	1,500,000	2,197,032
8.75%, 5/15/17	775,000	1,081,428
8.75%, 5/15/20	775,000	1,158,262
8.75%, 8/15/20	2,000,000	3,001,562
8.88%, 8/15/17	2,725,000	3,852,894
8.88%, 2/15/19	1,000,000b	1,471,797
9.00%, 11/15/18	660,000b	971,128
U.S. Treasury Notes:
0.50%, 11/15/13	7,700,000	7,720,451
0.63%, 7/31/12	50,000,000	50,173,800

0.75%, 12/15/13	15,600,000	15,729,184
1.00%, 7/15/13	11,200,000	11,339,182
1.13%, 12/15/12	9,500,000	9,609,108
1.25%, 8/31/15	10,000,000b	10,114,060
1.38%, 9/15/12	12,000,000	12,146,256
1.38%, 1/15/13	7,300,000	7,414,063
1.38%, 2/15/13	6,700,000	6,809,398
1.38%, 3/15/13	7,000,000	7,119,469
1.38%, 11/30/15	4,100,000	4,150,930
1.50%, 12/31/13	6,800,000	6,977,439
1.75%, 8/15/12	10,000,000	10,152,350
1.75%, 4/15/13	11,000,000	11,265,496
1.75%, 1/31/14	4,900,000	5,060,402
1.75%, 3/31/14	3,200,000	3,308,250
1.75%, 5/31/16	9,100,000b	9,293,339
1.88%, 2/28/14	2,900,000	3,005,807
1.88%, 4/30/14	8,915,000	9,250,008
1.88%, 8/31/17	9,500,000	9,551,956
1.88%, 9/30/17	5,570,000	5,588,275
2.00%, 4/30/16	9,100,000	9,412,822
2.13%, 11/30/14	2,650,000	2,776,498
2.13%, 5/31/15	8,700,000	9,115,303
2.25%, 5/31/14	3,500,000b	3,670,898
2.25%, 3/31/16	18,390,000b	19,259,222
2.38%, 8/31/14	5,500,000b	5,798,205
2.38%, 10/31/14	13,000,000	13,720,083
2.38%, 2/28/15	8,500,000	8,985,401
2.38%, 3/31/16	4,000,000	4,212,188
2.50%, 3/31/13	2,600,000	2,693,946
2.50%, 3/31/15	6,500,000b	6,903,241
2.50%, 4/30/15	8,650,000	9,186,568
2.50%, 6/30/17	7,300,000	7,620,514
2.63%, 6/30/14	9,000,000	9,543,519
2.63%, 7/31/14	5,000,000	5,307,030
2.63%, 12/31/14	4,400,000	4,684,970
2.63%, 2/29/16	300,000	319,453
2.63%, 8/15/20	9,800,000	9,770,904
2.63%, 11/15/20	5,200,000b	5,158,156
2.75%, 5/31/17	6,400,000	6,783,002
2.75%, 2/28/18	6,500,000	6,822,972
2.75%, 2/15/19	8,200,000	8,499,177
2.88%, 1/31/13	3,495,000	3,629,341
2.88%, 3/31/18	6,700,000	7,075,830
3.00%, 8/31/16	5,700,000	6,152,438
3.00%, 9/30/16	5,500,000	5,933,983

3.00%, 2/28/17	9,500,000	10,222,152
3.13%, 4/30/13	6,600,000	6,922,265
3.13%, 9/30/13	3,000,000	3,176,955
3.13%, 10/31/16	5,000,000	5,421,095
3.13%, 1/31/17	5,800,000	6,281,220
3.13%, 4/30/17	6,600,000	7,139,345
3.13%, 5/15/19	7,900,000	8,370,919
3.13%, 5/15/21	7,000,000b	7,192,472
3.25%, 5/31/16	2,500,000	2,732,228
3.25%, 6/30/16	4,600,000b	5,026,218
3.25%, 7/31/16	2,500,000	2,730,860
3.25%, 12/31/16	4,700,000	5,122,267
3.25%, 3/31/17	3,000,000	3,266,718
3.38%, 11/30/12	790,000	822,403
3.38%, 6/30/13	3,425,000	3,623,544
3.38%, 7/31/13	6,500,000	6,891,528
3.38%, 11/15/19	11,000,000	11,782,034
3.50%, 5/31/13	2,370,000	2,506,645
3.50%, 5/15/20	9,100,000	9,772,545
3.63%, 5/15/13	2,700,000	2,858,414
3.63%, 8/15/19	9,400,000	10,274,642
3.63%, 2/15/20	13,100,000	14,236,019
3.63%, 2/15/21	8,700,000	9,336,866
3.75%, 11/15/18	5,000,000	5,550,390
3.88%, 2/15/13	1,150,000	1,212,802
4.00%, 2/15/14	2,700,000	2,942,158
4.00%, 2/15/15	3,600,000	4,010,062
4.00%, 8/15/18	3,500,000	3,949,806
4.13%, 8/31/12	1,200,000	1,249,594
4.13%, 5/15/15	2,000,000	2,247,344
4.25%, 9/30/12	800,000	836,782
4.25%, 8/15/13	2,800,000	3,020,937
4.25%, 11/15/13	3,921,000	4,266,844
4.25%, 8/15/14	2,700,000	2,999,322
4.25%, 11/15/14	7,400,000	8,264,298
4.25%, 8/15/15	1,305,000	1,476,588
4.25%, 11/15/17	2,530,000	2,899,026
4.38%, 8/15/12	225,000	234,536
4.50%, 11/15/15	3,800,000	4,351,893
4.50%, 2/15/16	425,000	488,418
4.50%, 5/15/17	1,800,000	2,085,469
4.63%, 11/15/16	2,000,000	2,323,594
4.63%, 2/15/17	2,252,000	2,620,589
4.75%, 5/15/14	2,400,000	2,683,874
4.75%, 8/15/17	2,300,000	2,700,883

4.88%, 8/15/16	2,530,000	2,965,238
5.13%, 5/15/16	1,350,000	1,593,844
		732,104,913
Total Bonds and Notes
(cost $2,072,590,846)		2,196,196,600

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $41,899,000)	41,899,000 [f]	41,899,000
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $29,109,026)	29,109,026 [f]	29,109,026
Total Investments (cost $2,143,598,872)	101.8%	2,267,204,626
Liabilities, Less Cash and Receivables	(1.8%)	(39,040,811)
Net Assets	100.0%	2,228,163,815

GO - General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $99,849,393
	and	the value of the collateral held by the fund was $102,037,023, consisting of cash collateral of $29,109,026 and
	U.	S Government Agencies securities valued at $72,927,997.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions	exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these
	securities	were valued at $1,634,422 or .07% of net assets.
d	Purchased on a forward commitment basis.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
	Mortgage	Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing
	affairs	of these companies.
f	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,143,598,872.
Net unrealized appreciation on investments was $123,605,754 of which $125,480,462 related to appreciated investment securities and $1,874,708 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	71.5
Corporate Bonds	20.1
Foreign/Governmental	4.1
Money Market Investments	3.2

Asset/Mortgage-Backed	2.4
Muncipal Bonds	.5
† Based on net assets.	101.8

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,532,849	-	3,532,849
Commercial Mortgage-Backed	-	51,955,579	-	51,955,579
Corporate Bonds+	-	447,028,687	-	447,028,687
Foreign Government	-	90,884,388	-	90,884,388
Municipal Bonds	-	11,861,293	-	11,861,293
Mutual Funds	71,008,026	-	-	71,008,026
U.S. Government Agencies/Mortgage-Backed	-	858,828,891	-	858,828,891

U.S. Treasury	-	732,104,913	-	732,104,913
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2011 (Unaudited)

Common Stocks--100.0%	Shares	Value ($)
Consumer Discretionary--9.1%
Amazon.com	19,380a	4,312,438
Carnival	125,160	4,167,828
CBS, Cl. B	175,860	4,813,288
DIRECTV, Cl. A	164,460a	8,334,833
Mattel	268,990	7,171,273
Newell Rubbermaid	609,580	9,460,682
News, Cl. A	247,500	3,964,950
Omnicom Group	226,000	10,603,920
		52,829,212
Consumer Staples--8.9%
Coca-Cola Enterprises	211,530	5,946,108
ConAgra Foods	174,980	4,481,238
Energizer Holdings	20,920a	1,686,989
Kimberly-Clark	67,130	4,387,617
PepsiCo	265,220	16,984,689
Unilever, ADR	473,550b	15,182,013
Walgreen	72,800	2,842,112
		51,510,766
Energy--14.1%
Anadarko Petroleum	93,130	7,688,813
Apache	50,290	6,221,879
Chevron	161,950	16,846,039
ENSCO, ADR	159,830	8,510,947
Halliburton	148,160	8,108,797
Hess	104,050	7,133,668
National Oilwell Varco	149,100	12,012,987
Occidental Petroleum	112,170	11,012,851

Valero Energy	173,820	4,366,358
		81,902,339
Exchange Traded Funds--1.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	54,240	7,014,859
Financial--13.1%
Aflac	76,740	3,534,644
American Express	139,120	6,961,565
Bank of America	940,480	9,132,061
Capital One Financial	222,600b	10,640,280
Citigroup	215,540	8,263,804
Hartford Financial Services Group	225,660b	5,284,957
JPMorgan Chase & Co.	127,520	5,158,184
Lincoln National	265,940b	7,047,410
MetLife	130,980	5,397,686
Wells Fargo & Co.	522,190	14,589,989
		76,010,580
Health Care--14.9%
Baxter International	210,050	12,218,608
CIGNA	220,240	10,961,345
Covidien	112,940	5,736,223
Dendreon	67,400a,b	2,487,060
Gilead Sciences	109,880a	4,654,517
HCA Holdings	98,010	2,614,907
McKesson	74,070	6,008,558
Pfizer	657,324	12,646,914
Sanofi, ADR	168,010	6,510,387
St. Jude Medical	118,850	5,526,525
Warner Chilcott, Cl. A	258,380	5,431,148
Watson Pharmaceuticals	65,390a	4,389,631
Zimmer Holdings	114,710a	6,884,894
		86,070,717
Industrial--9.2%
Caterpillar	59,510	5,878,993

Cummins	54,730	5,740,082
Dover	95,740	5,789,398
General Electric	747,600	13,389,516
Ingersoll-Rand	175,830	6,579,559
Norfolk Southern	82,500	6,245,250
Owens Corning	83,680a	2,977,334
Thomas & Betts	65,320a	3,186,310
Tyco International	82,610	3,658,797
		53,445,239
Information Technology--19.2%
Apple	65,280a	25,490,534
Autodesk	136,890a	4,709,016
Automatic Data Processing	113,010	5,818,885
BMC Software	164,580a	7,113,148
Electronic Arts	157,810a	3,511,272
EMC	224,880a	5,864,870
Google, Cl. A	8,710a	5,258,140
Informatica	65,390a	3,343,391
International Business Machines	78,010	14,186,118
Microchip Technology	55,470b	1,872,112
NetApp	116,930a	5,556,513
Oracle	431,080	13,182,426
QUALCOMM	194,270	10,642,111
Teradata	81,350a	4,470,996
		111,019,532
Materials--1.8%
CF Industries Holdings	20,720	3,218,230
E.I. du Pont de Nemours & Co.	136,190	7,002,890
		10,221,120
Telecommunication Services--2.5%
AT&T	491,360	14,377,194
Utilities--6.0%
Exelon	134,080	5,908,905
NextEra Energy	331,740	18,328,635

PPL	370,480	10,336,392
		34,573,932
Total Common Stocks
(cost $487,529,688)		578,975,490

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,063,000)	2,063,000 [c]	2,063,000
Investment of Cash Collateral for
Securities Loaned--4.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,303,036)	23,303,036 [c]	23,303,036
Total Investments (cost $512,895,724)	104.4%	604,341,526
Liabilities, Less Cash and Receivables	(4.4%)	(25,679,583)
Net Assets	100.0%	578,661,943

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $22,745,043 and the value of the collateral held by the fund was $ 23,303,036.
c	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $512,895,724.

Net unrealized appreciation on investments was $91,445,802 of which $103,712,891 related to appreciated investment securities and $12,267,089 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.2
Health Care	14.9
Energy	14.1

Financial	13.1
Industrial	9.2
Consumer Discretionary	9.1
Consumer Staples	8.9
Utilities	6.0
Money Market Investments	4.4
Telecommunication Services	2.5
Materials	1.8
Exchange Traded Funds	1.2
104.4
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	541,757,284	-	-	541,757,284
Equity Securities - Foreign+	30,203,347	-	-	30,203,347
Mutual Funds/Exchange Traded Funds	32,380,895	-	-	32,380,895
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--18.2%	Principal Amount ($)		Value ($)
Barclays Bank
0.59%, 8/3/11	15,000,000	a	15,000,000
Canadian Imperial Bank of Commerce
0.18%, 8/1/11	10,000,000	a	10,003,909
Credit Agricole CIB (Yankee)
0.43%, 10/28/11	15,000,000		15,000,000
Natixis New York (Yankee)
0.53%, 8/1/11	15,000,000		15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $55,003,909)			55,003,909
Commercial Paper--29.0%
Commonwealth Bank of Australia
0.17%, 9/14/11	12,000,000	b	11,997,506
Deutsche Bank Financial LLC
0.10%, 8/1/11	12,000,000		12,000,000
Erste Abwicklungsanstalt
0.25%, 9/14/11	15,000,000		14,995,417
Fortis Funding LLC
0.24%, 8/23/11	10,000,000	b	9,998,533
General Electric Capital Corp.
0.15%, 9/14/11	12,000,000		11,997,800
Nationwide Building Society
0.49%, 8/30/11	15,000,000	b	14,994,079
UBS Finance Delaware Inc.
0.12%, 8/1/11	12,000,000		12,000,000
Total Commercial Paper
(cost $87,983,335)			87,983,335
Asset-Backed Commercial Paper--5.0%
Mont Blanc Capital Corp.
0.19%, 9/7/11
(cost $14,997,071)	15,000,000	[b]	14,997,071

Time Deposits--7.9%
National Australia Bank (Grand Cayman)
0.03%, 8/1/11	12,000,000		12,000,000
Royal Bank of Canada (Grand Cayman)
0.08%, 8/1/11	12,000,000		12,000,000
Total Time Deposits
(cost $24,000,000)			24,000,000
U.S. Government Agencies--11.6%
Federal Farm Credit Bank
0.01%, 8/3/11	10,000,000		9,999,994
Federal National Mortgage Association
0.15%-0.40%, 1/17/12-2/1/13	25,000,000	a,c	24,989,438
Total U.S. Government Agencies
(cost $34,989,432)			34,989,432
U.S. Treasury Bills--18.8%
0.001% - 0.03%, 8/18/11 - 10/13/11
(cost $56,998,167)	57,000,000		56,998,167
Repurchase Agreement--5.0%
Goldman, Sachs & Co.
0.19%, dated 7/29/11, due 8/1/11 in the amount of
$15,000,238 (fully collateralized by $49,853,891
Government National Mortgage Association,
0.99%-5.86%, due 12/20/37-7/16/39, value $15,300,000)
(cost $15,000,000)	15,000,000		15,000,000
Total Investments (cost $288,971,914)	95.5%		288,971,914
Cash and Receivables (Net)	4.5%		13,643,953
Net Assets	100.0%		302,615,867

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to $51,987,189 or 17.2% of net assets.

c

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At July 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	288,971,914
Level 3 - Significant Unobservable Inputs	-
Total	288,971,914

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
July 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.7%	Rate (%)	Date	Amount ($)		Value ($)
Arizona--6.4%
Arizona Health Facilities
Authority, Hospital System
Revenue (Phoenix Children's
Hospital) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Bank of America)	0.19	8/7/11	9,165,000 a,b,c		9,165,000
Puttable Floating Option Tax
Exempt Receipts (Arizona
Health Facilities Authority,
HR (Phoenix Children's
Hospital)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.21	8/7/11	14,440,000 a,b,c		14,440,000

California--.0%
Orange County Sanitation District,
COP, Refunding (Liquidity
Facility; Lloyds TSB Bank PLC)	0.21	8/1/11	100,000	a	100,000

Connecticut--10.7%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.11	8/7/11	5,275,000	a	5,275,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.16	8/7/11	15,100,000	a	15,100,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.11	8/7/11	2,000,000	a	2,000,000
Connecticut Housing Finance
Authority, GO Notes (Housing

Mortgage Finance Program)
(Liquidity Facility; State
Street Bank and Trust Co.)	0.19	8/1/11	1,000,000	a	1,000,000
Hamden,
GO Notes, BAN	2.00	8/24/11	10,000,000		10,008,272
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; Wells Fargo
Bank)	0.13	8/7/11	6,055,000	a	6,055,000

District of Columbia--.4%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.18	8/7/11	1,480,000	a	1,480,000

Florida--1.9%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.25	8/7/11	900,000	a	900,000
Dade County Industrial Development
Authority, IDR (Spectrum
Programs, Inc. Project) (LOC;
Bank of America)	0.42	8/7/11	400,000	a	400,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	8/7/11	620,000	a	620,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	8/7/11	470,000	a	470,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.20	8/7/11	1,315,000	a	1,315,000
Palm Beach County,
IDR (Gulfstream Goodwill

Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.20	8/7/11	440,000	a	440,000
Palm Beach County,
Revenue (The Palm Beach Jewish
Community Campus Corporation
Project) (LOC; Northern Trust
Co.)	0.11	8/7/11	100,000	a	100,000
Pinellas County Industry Council,
Revenue (Chi Chi Rodriguez
Youth Foundation Project)
(LOC; Bank of America)	1.30	8/7/11	110,000	a	110,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wells Fargo Bank)	0.25	8/7/11	1,135,000	a	1,135,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	8/7/11	1,560,000	a	1,560,000

Indiana--2.7%
Indiana Finance Authority,
Environmental Revenue,
Refunding (Duke Energy
Indiana, Inc. Project) (LOC;
Bank of America)	0.24	8/1/11	9,825,000	a	9,825,000

Iowa--1.3%
Iowa Finance Authority,
Educational Facilities Revenue
(Graceland University Project)
(LOC; Bank of America)	0.11	8/7/11	2,460,000	a	2,460,000
Iowa Finance Authority,
Revenue (YMCA and
Rehabilitation Center Project)
(LOC; Bank of America)	0.13	8/7/11	2,500,000	a	2,500,000

Kansas--.4%
Newton,
EDR (Newton Surgery Center
Project) (LOC; Bank of America)	0.15	8/7/11	1,625,000	a	1,625,000

Kentucky--1.3%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; JPMorgan Chase
Bank)	0.12	8/7/11	4,700,000	a	4,700,000

Louisiana--3.4%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.15	8/7/11	3,650,000	a	3,650,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.22	8/1/11	9,000,000	a	9,000,000

Maryland--1.0%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.12	8/7/11	3,570,000	a	3,570,000

Michigan--2.0%
Holt Public Schools,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.28	8/7/11	4,920,000	a	4,920,000
Michigan Finance Authority,
State Aid Revenue Notes	2.00	8/19/11	2,600,000		2,601,495

Minnesota--3.0%
Cohasset,
Revenue, Refunding (Minnesota
Power and Light Company
Project) (LOC; Bank of America)	0.13	8/7/11	200,000	a	200,000
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments

Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.11	8/7/11	4,080,000 a,b,c		4,080,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.23	8/7/11	1,800,000	a	1,800,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.30	8/5/11	5,000,000		5,000,000

Missouri--.3%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Southwest Baptist University
Project) (LOC; Bank of America)	0.33	8/1/11	1,130,000	a	1,130,000

New Hampshire--1.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(Wentworth-Douglass Hospital
Issue) (LOC; TD Bank)	0.33	8/1/11	5,500,000	a	5,500,000

New Jersey--21.9%
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.16	8/7/11	1,700,000	a	1,700,000
East Brunswick Township,
GO Notes, BAN	2.00	1/6/12	9,000,000		9,035,941
East Brunswick Township,
GO Notes, BAN	2.00	4/13/12	3,600,000		3,630,445
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project) (LOC;
TD Bank)	0.16	8/7/11	3,100,000	a	3,100,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS

Citizens NA)	0.21	8/7/11	17,400,000	a	17,400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	0.06	8/7/11	400,000	a	400,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Christian Health
Care Center Issue) (LOC;
Valley National Bank)	0.21	8/7/11	6,165,000	a	6,165,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.12	8/7/11	12,000,000	a	12,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Liquidity
Facility; Societe Generale)	0.19	8/7/11	27,810,000	a	27,810,000

New York--13.3%
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.21	8/1/11	14,700,000 a,b,c		14,700,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	8/7/11	11,490,000	a	11,490,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.13	8/7/11	4,400,000	a	4,400,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity

Facility; Bank of America)	0.19	8/1/11	3,000,000	a	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	0.30	8/1/11	7,000,000	a	7,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	6,000,000		6,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project)	0.42	1/19/12	2,500,000		2,500,000

North Carolina--.9%
North Carolina Medical Care
Commission, HR (Pooled
Equipment Financing Project)
(LOC; KBC Bank)	0.09	8/7/11	3,400,000	a	3,400,000

Ohio--1.1%
Montgomery County,
Revenue (Miami Valley
Hospital) (Liquidity Facility;
Wells Fargo Bank)	0.21	8/1/11	4,000,000	a	4,000,000

Oklahoma--.5%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	0.55	9/1/11	1,975,000		1,975,000

Pennsylvania--10.2%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.10	8/7/11	1,510,000	a	1,510,000

Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank NA)	0.10	8/7/11	280,000	a	280,000
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wells
Fargo Bank)	0.25	8/7/11	3,540,000	a	3,540,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wells Fargo
Bank)	0.25	8/7/11	6,605,000	a	6,605,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.25	1/19/12	4,615,000		4,615,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Project)
(LOC; M&T Trust)	0.10	8/7/11	7,840,000	a	7,840,000
Delaware County Industrial
Development Authority, Airport
Facilities Revenue (United
Parcel Service Project)	0.22	8/1/11	1,300,000	a	1,300,000
Delaware River Port Authority,
Revenue, Refunding (LOC;
JPMorgan Chase Bank)	0.11	8/7/11	2,000,000	a	2,000,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.11	8/7/11	2,145,000	a	2,145,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	0.12	8/7/11	130,000	a	130,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.30	8/7/11	525,000	a	525,000
Montgomery County Industrial
Development Authority, Revenue

(Independent Support Systems,
Inc. Project) (LOC; Wells
Fargo Bank)	0.25	8/7/11	100,000	a	100,000
New Castle Area Hospital
Authority, HR (Jameson
Memorial Hospital) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
PNC Bank NA)	0.12	8/7/11	2,285,000	a	2,285,000
North Lebanon Township Municipal
Authority, Revenue (The Penn
Laurel Girl Scout Council,
Inc. Project) (LOC; Wells
Fargo Bank)	0.25	8/7/11	360,000	a	360,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wells Fargo Bank)	0.45	8/7/11	205,000	a	205,000
Pennsylvania,
GO Notes, Refunding	5.00	8/1/11	1,010,000		1,010,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.18	8/7/11	3,065,000	a	3,065,000

South Carolina--1.6%
Columbia,
Waterworks and Sewer System
Revenue (LOC; U.S. Bank NA)	0.15	8/1/11	4,000,000		4,000,000
Saint Peters Parish/Jasper County
Public Facilities Corporation,
Instalment Purchase Revenue,
BAN (County Office Building
Projects)	2.00	11/1/11	1,735,000		1,738,257

Texas--5.2%
Harris County,
GO Notes, TAN	1.50	2/29/12	5,000,000		5,038,692
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
LLC Project) (LOC; Branch
Banking and Trust Co.)	0.50	9/29/11	10,000,000		10,000,000

Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of America)
and LOC; Bank of America)	0.16	8/7/11	3,335,000 a,b,c		3,335,000
Texas,
TRAN	2.00	8/31/11	930,000		931,250

Utah--.8%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; JPMorgan
Chase Bank)	0.20	8/1/11	3,100,000	a	3,100,000

Virginia--.2%
Williamsburg Industrial
Development Authority, Museum
Revenue (The Colonial
Williamsburg Foundation) (LOC;
Bank of America)	0.31	8/7/11	650,000	a	650,000

Wisconsin--3.6%
Milwaukee Redevelopment Authority,
Revenue, Refunding (Yankee
Hill Apartments Project) (LOC;
Wells Fargo Bank)	0.10	8/7/11	13,150,000	a	13,150,000

U.S. Related--4.1%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.11	8/7/11	15,000,000 a,b,c		15,000,000

Total Investments (cost $368,399,352)			99.7%		368,399,352
Cash and Receivables (Net)			.3%		1,072,053
Net Assets			100.0%		369,471,405

a	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to $60,720,000 or 16.4% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At July 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue

SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	368,399,352
Level 3 - Significant Unobservable Inputs	-
Total	368,399,352

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--22.7%	of Purchase (%)	Amount ($)	Value ($)
8/18/11	0.15	10,000,000	9,999,315
9/22/11	0.15	20,000,000	19,995,595
9/29/11	0.17	10,000,000	9,997,296
12/8/11	0.10	40,000,000	39,986,025
Total U.S. Treasury Bills
(cost $79,978,231)			79,978,231

U.S. Treasury Notes--27.0%
8/1/11	0.20	25,000,000	25,000,000
8/31/11	0.04	25,000,000	25,019,573
9/30/11	0.26	10,000,000	10,011,947
12/15/11	0.07	25,000,000	25,097,893
5/31/12	0.23	10,000,000	10,042,565
Total U.S. Treasury Notes
(cost $95,171,978)			95,171,978

Repurchase Agreements--50.1%
Citigroup Global Markets Holdings Inc.
dated 7/29/11, due 8/1/11 in the amount of
$80,001,000 (fully collateralized by $75,120,000 U.S.
Treasury Bonds, 4.63%, due 2/15/40, value $81,600,079)	0.15	80,000,000	80,000,000
JPMorgan Chase & Co.
dated 7/29/11, due 8/1/11 in the amount of
$16,000,173 (fully collateralized by $16,055,000 U.S.
Treasury Notes, 1.38%, due 10/15/12, value
$16,324,639)	0.13	16,000,000	16,000,000
RBS Securities, Inc.
dated 7/29/11, due 8/1/11 in the amount of
$80,001,000 (fully collateralized by $78,425,000 U.S.
Treasury Notes, 2%, due 1/31/16, value $81,602,749)	0.15	80,000,000	80,000,000

Total Repurchase Agreements
(cost $176,000,000)		176,000,000
Total Investments (cost $351,150,209)	99.8%	351,150,209
Cash and Receivables (Net)	.2%	783,721
Net Assets	100.0%	351,933,930

At July 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	351,150,209
Level 3 - Significant Unobservable Inputs	-
Total	351,150,209

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Fund
July 31, 2011 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--33.3%
American Axle & Manufacturing
Holdings	29,299a	336,060
Belo, Cl. A	36,350	254,086
Dana Holding	49,020a	817,163
Dollar Financial	64,650a	1,397,086
Equifax	26,390	906,760
Express	59,880	1,343,707
Group 1 Automotive	42,600	2,029,038
Guess?	12,780	487,174
ICF International	46,440a	1,084,838
Kelly Services, Cl. A	92,610a	1,449,347
Liz Claiborne	329,511a,b	2,108,870
Meritage Homes	82,510a	1,802,844
Meritor	135,270a	1,826,145
Mohawk Industries	11,540a	600,426
Saks	166,030a,b	1,783,162
ScanSource	58,630a	2,166,379
Standard-Pacific	72,150a	206,349
Steelcase, Cl. A	73,150	726,380
Tower International	33,190	571,532
TrueBlue	18,460a	277,085
Williams-Sonoma	37,650	1,393,803
Wright Express	36,110a	1,776,612
		25,344,846
Consumer Staples--2.2%
Dole Food	33,200a,b	471,108
Nash Finch	17,000	608,600
Primo Water	41,550	598,320
		1,678,028
Energy--7.1%

Forest Oil	34,160a	888,160
Gulfport Energy	49,300a	1,797,478
Resolute Energy	69,080a,b	1,125,313
SandRidge Energy	140,720a	1,621,094
		5,432,045
Financial--10.5%
E*TRADE Financial	50,870a	807,816
Employers Holdings	50,300	747,458
Jones Lang LaSalle	19,380	1,649,626
Nelnet, Cl. A	19,230	387,677
Och-Ziff Capital Management Group,
Cl. A	53,950	666,822
Popular	204,400a	490,560
Portfolio Recovery Associates	13,780a,b	1,115,215
PrivateBancorp	79,730	940,017
SPX	5,700	428,868
Starwood Property Trust	38,580c	748,452
		7,982,511
Health Care--7.4%
Align Technology	38,960a	856,730
Durect	94,600a	194,876
Emergent BioSolutions	95,280a	1,967,532
Hanger Orthopedic Group	67,160a	1,411,032
Onyx Pharmaceuticals	11,700a	385,866
Sagent Pharmaceuticals	14,180	395,197
Salix Pharmaceuticals	10,540a	408,741
		5,619,974
Industrial--18.8%
Accuride	32,670a	374,071
Columbus McKinnon	55,790a	917,745
Con-way	16,630	608,991
Endeavour International	61,130a	766,570
FreightCar America	13,480a	332,686
Granite Construction	42,790	1,000,430
Griffon	37,850a	357,683
Herman Miller	13,630	313,626
Kaman	8,800	313,456

Landstar System	23,930	1,073,261
Lennox International	44,160	1,633,037
Orion Marine Group	50,390a	437,889
Oshkosh	46,620a	1,157,108
Saia	28,210a	425,125
Sterling Construction	28,320a	362,496
Trinity Industries	24,790	738,494
UTi Worldwide	94,270	1,524,346
Watts Water Technologies, Cl. A	22,850	766,161
Wesco Aircraft Holdings	26,140	391,577
Zoltek	81,180a,b	820,730
		14,315,482
Information Technology--15.6%
Brocade Communications Systems	88,980a	487,610
CSG Systems International	41,850a	743,256
Cypress Semiconductor	33,160a	682,433
DealerTrack Holdings	97,430a	2,259,402
Encore Wire	33,006	726,462
Hubbell, Cl. B	6,690	397,854
MICROS Systems	32,200a	1,576,834
Microsemi	68,400a	1,357,740
Quest Software	24,310a	461,404
SYKES Enterprises	29,720a	573,596
Take-Two Interactive Software	55,770a	752,337
Velti	88,880a	1,467,409
Vishay Intertechnology	26,740a	368,210
		11,854,547
Materials--.6%
Cytec Industries	2,570	143,920
Omnova Solutions	47,520a	321,235
		465,155
Telecommunications--4.4%
Cbeyond	38,780a	435,499
General Communication, Cl. A	61,020a	692,577
GeoEye	55,600a	2,221,776
		3,349,852
Total Common Stocks

(cost $71,839,345)		76,042,440
Investment of Cash Collateral for
Securities Loaned--7.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,554,115)	5,554,115[d]	5,554,115
Total Investments (cost $77,393,460)	107.2%	81,596,555
Liabilities, Less Cash and Receivables	(7.2%)	(5,514,878)
Net Assets	100.0%	76,081,677

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $5,433,505 and the value of the collateral held by the fund was $5,554,115.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $77,393,460. Net unrealized appreciation on investments was $4,203,095 of which $7,789,599 related to appreciated investment securities and $3,586,504 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	33.3
Industrial	18.8
Information Technology	15.6
Financial	10.5
Health Care	7.4
Money Market Investment	7.3
Energy	7.1
Telecommunications	4.4
Consumer Staples	2.2
Materials	.6
107.2
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	73,050,685	-	-	73,050,685
Equity Securities - Foreign+	2,991,755	-	-	2,991,755
Mutual Funds	5,554,115	-	-	5,554,115
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.6%	Rate (%)	Date	Amount ($) d		Value ($)
Agriculture--1.2%
Altria Group,
Gtd. Notes	9.70	11/10/18	235,000		317,190
Lorillard Tobacco,
Gtd. Notes	8.13	6/23/19	160,000		192,508
					509,698
Asset - Backed Certificates--.5%
CIT Equipment Collateral,
Ser. 2010-VT1A, Cl. D	7.33	9/15/17	200,000	a	206,918
Asset-Backed Ctfs./Auto Receivables--3.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2011-2, Cl. D	4.00	5/8/17	175,000		177,797
Americredit Automobile Receivables
Trust, Ser. 2011-3, Cl. D	4.04	7/10/17	200,000		201,627
Americredit Automobile Receivables
Trust, Ser. 2011-1, Cl. D	4.26	2/8/17	45,000		46,064
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. D	6.65	7/17/17	70,000		75,348
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. D	3.58	3/15/17	125,000		125,147
DT Auto Owner Trust,
Ser. 2011-2A, Cl. D	4.36	12/15/16	250,000	a	252,656
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. D	3.10	5/15/17	190,791	a	191,029
Santander Drive Auto Receivables
Trust, Ser. 2011-S2A, Cl. D	3.35	6/15/17	188,514	a	187,873
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. D	4.01	2/15/17	200,000		202,575
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.04	10/14/14	125,000	a,b	125,251
					1,585,367

Asset-Backed Ctfs./Credit Cards--.6%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14		2.94	8/15/18	250,000	a,b	263,309
Asset-Backed Ctfs./Home Equity Loans--.3%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A3		0.37	4/25/36	65,585	b	56,095
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2		0.51	10/25/35	40,185	b	35,519
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3		5.71	7/25/36	29,433	b	29,601
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1		0.59	3/25/35	16,259	b	15,927
						137,142
Auto & Trucks--.6%
Kia Motors,
Sr. Unscd. Notes		3.63	6/14/16	235,000	a	238,791
Banks--8.3%
Ally Financial,
Gtd. Notes		4.50	2/11/14	400,000	c	399,000
Ally Financial,
Gtd. Notes, Ser. 8		6.75	12/1/14	100,000		105,500
Banco Bilbao Vizcaya Argentaria,
Covered Bonds	EUR	3.50	7/26/13	100,000	d	142,713
Banco Bilbao Vizcaya Argentaria,
Covered Bonds	EUR	4.13	1/13/14	100,000	d	142,827
Bank of America,
Sr. Unscd. Notes		5.63	7/1/20	205,000		213,395
Barclays Bank,
Jr. Sub. Bonds		5.93	9/29/49	200,000	a,b	179,000
Cit Group,
Scd. Notes		5.25	4/1/14	90,000	a	90,675
Citigroup,
Sr. Unscd. Notes		1.18	4/1/14	175,000	b,c	173,375
Discover Bank,
Sub. Notes		7.00	4/15/20	260,000	c	293,985
Lloyds TSB Bank,
Covered Bonds	EUR	3.38	3/17/15	215,000	d	311,382

Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/20	60,000	d	84,162
Lloyds TSB Bank,
Bank Gtd. Bonds		4.38	1/12/15	100,000	a	102,508
Lloyds TSB Bank,
Bank Gtd. Notes		6.38	1/21/21	90,000		95,083
Morgan Stanley,
Sr. Unscd. Notes		5.50	1/26/20	200,000		207,709
Nordea Bank,
Sub. Notes		4.88	5/13/21	200,000	a	196,886
Royal Bank of Scotland,
Bank Gtd. Notes		3.95	9/21/15	175,000		175,703
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	110,000		111,766
Santander US Debt SA Unipersonal,
Bank Gtd. Notes		3.72	1/20/15	155,000	a	149,850
Wells Fargo Capital XIII,
Gtd. Cap. Secs.		7.70	12/29/49	310,000	b	321,237
						3,496,756
Building Materials--.3%
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	95,000	a	104,336
Chemicals--.7%
Ineos Group Holdings,
Gtd. Notes	EUR	7.88	2/15/16	50,000	a	69,690
Ineos Group Holdings,
Gtd. Notes		8.50	2/15/16	75,000	a	75,562
Styrolution GmbH,
Sr. Scd. Notes	EUR	7.63	5/15/16	100,000	a	139,380
						284,632
Commercial & Professional Services--.1%
Ceridian,
Gtd. Notes		11.25	11/15/15	60,000	b	61,200
Commercial Mortgage Pass-Through Ctfs.--6.0%
American Tower Trust,
Ser. 2007-1A, Cl. AFX		5.42	4/15/37	75,000	a	80,534
American Tower Trust,
Ser. 2007-1A, Cl. F		6.64	4/15/37	185,000	a	197,899

Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000	b	104,059
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	475,000		508,399
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.92	2/10/51	70,000	b	76,615
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. AM	5.98	2/10/51	200,000	b	195,333
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	200,000		214,345
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW16,
Cl. AAB	5.90	6/11/40	35,000	b	37,427
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	6.10	7/10/46	285,000	a,b	262,700
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	3,528		3,527
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. A2	4.71	5/10/43	5,630		5,627
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	150,000		160,151
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	6,521		6,665
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. A3	1.53	3/6/20	175,000	a,b	170,764
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. D	4.21	2/10/21	80,000	a	79,344
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. E	4.95	2/10/21	100,000	a	98,050
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/16/46	65,000	a,b	62,149
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2011-C4, Cl. E	5.57	7/15/46	115,000	a,b	99,260

Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.42	9/15/47	200,000	a,b	182,055
					2,544,903
Diversified Financial Services--6.3%
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	325,000		409,379
Capital One Capital VI,
Gtd. Cap. Secs.	8.88	5/15/40	150,000		157,782
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	235,000	b	219,725
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	200,000	c	201,589
FUEL Trust,
Scd. Notes	4.21	10/15/22	200,000	a	203,524
General Electric Capital,
Sr. Unscd. Notes	0.88	4/7/14	135,000	b	134,298
General Electric Capital,
Sub. Notes	5.30	2/11/21	175,000		186,890
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	150,000		167,675
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	145,000	a	159,750
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	200,000	a,c	209,233
International Lease Finance,
Sr. Unscd. Notes	6.25	5/15/19	305,000		304,824
RCI Banque,
Sr. Unscd. Notes	2.12	4/11/14	85,000	a,b	84,895
SLM,
Sr. Notes	6.25	1/25/16	200,000	c	209,484
					2,649,048
Electric Utilities--4.1%
AES,
Sr. Notes	7.38	7/1/21	200,000	a	207,250
Appalachian Power,
Sr. Unscd. Notes, Ser. P	6.70	8/15/37	175,000		208,206
Calpine,
Sr. Scd. Notes	7.88	1/15/23	195,000	a	204,994

Duquesne Light Holdings,
Sr. Unscd. Notes		5.90	12/1/21	215,000	a	221,723
Enel Finance International,
Gtd. Bonds		6.25	9/15/17	100,000	a	108,632
GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	200,000	c	210,500
Nisource Finance,
Gtd. Notes		5.95	6/15/41	175,000		180,663
Nisource Finance,
Gtd. Notes		6.25	12/15/40	25,000		26,605
NRG Energy,
Gtd. Notes		7.63	5/15/19	200,000	a	200,500
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	150,000	a	152,772
						1,721,845
Entertainment--.6%
Odeon & UCI Finco,
Sr. Scd. Notes	GBP	9.00	8/1/18	100,000	a	159,630
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	70,000		77,525
						237,155
Food & Beverages--.4%
Pernod-Ricard,
Sr. Unscd. Bonds		5.75	4/7/21	175,000	a	189,976
Foreign/Governmental--14.8%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	189,000,000	d	428,052
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	190,000		195,345
Croatian Government,
Sr. Unscd Notes		6.38	3/24/21	300,000	a	304,684
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	225,000	a	249,480
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	75,000,000	d	380,516
Mexican Bonos,
Bonds, Ser. M 20	MXN	10.00	12/5/24	10,156,600	d	1,101,480
Polish Government,

Bonds, Ser. 0413	PLN	5.25	4/25/13	1,000,000	d	363,528
Republic of Argentina,
Sr. Unscd. Notes, Ser. 1		8.75	6/2/17	425,000		447,312
Republic of Indonesia,
Sr. Unscd. Notes		11.63	3/4/19	100,000	a	150,750
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	23,000,000	d	526,534
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	200,000	a	211,000
Russian Government,
Sr. Unscd. Bonds	RUB	7.85	3/10/18	15,000,000	a,d	572,713
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	3,695,000	d	410,492
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	405,000	d	693,774
Venezuelan Government,
Sr. Unscd. Notes		12.75	8/23/22	235,000		213,028
						6,248,688
Health Care--1.0%
Life Technologies,
Sr. Unscd. Notes		3.50	1/15/16	215,000		223,603
UnitedHealth Group,
Sr. Unscd. Notes		6.88	2/15/38	180,000		218,603
						442,206
Manufacturing--.8%
Bombardier,
Sr. Notes		7.50	3/15/18	100,000	a	112,500
Bombardier,
Sr. Notes		7.75	3/15/20	210,000	a	237,300
						349,800
Media--3.9%
CCO Holdings,
Gtd. Notes		7.00	1/15/19	90,000	c	94,050
DirecTV Holdings,
Gtd. Notes		3.50	3/1/16	190,000		200,164
DirecTV Holdings,
Gtd. Notes		6.00	8/15/40	135,000		141,859
Kabel BW Erste Beteiligungs,

Sr. Scd. Notes	7.50	3/15/19	150,000	a	155,250
News America,
Gtd. Notes	4.50	2/15/21	435,000	a	435,730
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	80,000		91,886
Time Warner,
Gtd. Debs.	6.25	3/29/41	200,000	c	217,395
Time Warner,
Gtd. Debs.	6.50	11/15/36	300,000		333,545
					1,669,879
Oil & Gas--6.1%
Anadarko Petroleum,
Unscd. Notes	6.20	3/15/40	300,000	c	320,492
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	255,000		276,675
Continental Resources,
Gtd. Notes	7.13	4/1/21	125,000		134,375
Denbury Resources,
Gtd. Notes	8.25	2/15/20	30,000		33,300
EQT,
Sr. Unscd. Notes	8.13	6/1/19	65,000		81,234
KazMunayGaz National,
Sr. Unscd. Bonds	7.00	5/5/20	335,000	a	375,619
Marathon Petroleum,
Gtd. Notes	5.13	3/1/21	275,000	a	292,245
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	200,000		218,962
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	160,000		171,217
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	525,000		340,725
Petroleos de Venezuela,
Gtd. Notes	8.50	11/2/17	150,000	a	114,750
Weatherford International,
Gtd. Notes	9.88	3/1/39	150,000		220,727
					2,580,321
Pipelines--2.2%
El Paso,

Sr. Unscd. Bonds	6.50	9/15/20	55,000		61,453
Energy Transfer Partners,
Sr. Unscd. Notes	4.65	6/1/21	215,000		215,349
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	235,000		261,688
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	85,000		101,700
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	65,000		72,210
Williams Partners,
Sr. Unscd. Notes	5.25	3/15/20	200,000		219,008
					931,408
Property & Casualty Insurance--2.5%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	100,000		103,003
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	40,000	c	43,963
Aon,
Sr. Unscd. Notes	6.25	9/30/40	115,000	c	124,935
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	54,000		53,947
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	47,000		51,623
Hartford Financial Services Group,
Sr. Unscd. Notes	5.50	3/30/20	175,000	c	184,496
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	90,000	a	90,450
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	115,000		149,352
Willis North America,
Gtd. Notes	6.20	3/28/17	170,000		188,807
Willis North America,
Gtd. Notes	7.00	9/29/19	60,000	c	68,048
					1,058,624
Real Estate--1.7%
Developers Diversified Realty,
Sr. Unscd. Notes	4.75	4/15/18	105,000		106,626
Duke Realty,

Sr. Unscd. Notes		6.75	3/15/20	140,000		160,262
Duke Realty,
Sr. Unscd. Notes		8.25	8/15/19	60,000	c	74,350
HCP,
Sr. Unscd. Notes		5.38	2/1/21	170,000		182,368
Liberty Property,
Sr. Unscd. Notes		6.63	10/1/17	150,000		175,412
						699,018
Residential Mortgage Pass-Through Ctfs.--.5%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2		0.46	7/25/35	44,659	b	39,079
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.35	9/15/39	230,999	a,b	187,336
						226,415
Retail--1.6%
CVS Pass-Through Trust,
Gtd. Notes		5.77	1/10/33	64,255	a	67,484
CVS Pass-Through Trust,
Pass Thru Certificates		7.51	1/10/32	136,164	a	162,178
CVS Pass-Through Trust,
Pass Thru Certificates Notes		8.35	7/10/31	125,463	a	156,803
Edcon,
Sr. Scd. Notes	EUR	9.50	3/1/18	25,000	a	32,241
Gap,
Sr. Unscd. Notes		5.95	4/12/21	185,000		182,866
Inergy Finance,
Gtd. Notes		7.00	10/1/18	90,000		92,250
						693,822
Steel--.6%
Arcelormittal,
Sr. Unscd. Notes		7.00	10/15/39	125,000		131,477
Arcelormittal,
Sr. Unscd. Bonds		9.85	6/1/19	80,000		104,275
						235,752
Telecommunications--3.5%
CC Holdings,
Sr. Scd. Notes		7.75	5/1/17	160,000	a	175,800

Centurylink,
Sr. Unscd. Notes	5.15	6/15/17	220,000	c	227,714
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	200,000	a	204,250
Richland Towers Funding,
Sr. Scd. Notes	4.61	3/15/41	98,168	a	96,523
Richland Towers Funding,
Sr. Scd. Notes	7.87	3/15/41	100,000	a	101,250
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	275,000		276,292
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	250,000	a	278,438
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	120,674	a,b	134,853
					1,495,120
Transportation--.5%
Asciano Finance,
Gtd. Notes	5.00	4/7/18	200,000	a	209,150
U.S. Government Agencies/Mortgage-Backed--5.6%
Federal National Mortgage Association
4.00%			2,110,000	e,f	2,143,628
Government National Mortgage Association I
Ser. 2011-53 (Interest
Only)1.44%, 5/16/51			1,787,493	b,g	129,301
Ser. 2011-77 (Interest
Only)1.54%, 4/16/42			1,298,315	b,g	104,172
					2,377,101
U.S. Government Securities--21.6%
U.S. Treasury Notes
0.50%, 5/31/13			5,905,000		5,922,071
1.00%, 9/30/11			2,640,000		2,643,920
3.63%, 5/15/13			540,000		571,683
					9,137,674
Total Bonds and Notes
(cost $41,584,163)					42,586,054

Preferred Stocks--.3%			Shares		Value ($)
Special Purpose Entity

GMAC Capital Trust I,
Ser. 2, Cum.
(cost $107,341)	4,252		108,936
	Face Amount
	Covered by
Options--.2%	Contracts ($)		Value ($)
Call Options--.0%
Japanese Yen,
August 2011 @ $90	340,000	h	0
Japanese Yen,
August 2011 @ $90	350,000	h	0
Japanese Yen,
September 2011 @ $85	1,800,000	h	102
Japanese Yen,
December 2011 @ $83	2,050,000	h	11,082
			11,184
Put Options--.2%
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.80	1,500,000	h	55,231
Total Options
(cost $146,533)			66,415
	Principal
Short-Term Investments--1.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 11/17/11
(cost $499,873)	500,000	[i]	499,862

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $183,000)	183,000	[j]	183,000
Investment of Cash Collateral for
Securities Loaned--6.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $2,861,664)	2,861,664[j]	2,861,664
Total Investments (cost $45,382,574)	109.5%	46,305,931
Liabilities, Less Cash and Receivables	(9.5%)	(4,012,755)
Net Assets	100.0%	42,293,176

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities were valued at $11,018,125 or 26.1% of net assets.

b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At July 31, 2011, the value of the fund's securities on loan was $2,772,709 and the value of the collateral held by the fund was $2,861,664.
d

Principal amount stated in U.S. Dollars unless otherwise noted. CLP--Chilean Peso EUR--Euro GBP--British Pound HUF--Hungary Forint MXN--Mexican New Peso PHP--Philippines Peso PLN-- Polish Zloty RUB--Russian Rouble ZAR--South African Rand

e	Purchased on a forward commitment basis.
f

The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g	Notional face amount shown.
h	Non-income producing security.
i	Held by a broker as collateral for open financial futures positions.
j	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $45,382,574.
Net unrealized appreciation on investments was $1,003,072 of which $1,245,118 related to appreciated investment securities and $242,046 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	47.4
U.S. Government & Agencies	27.2
Foreign/Governmental	14.8

Asset/Mortgage-Backed	11.2
Short-Term/Money Market Investments	8.4
Preferred Stocks	.3
Options Purchased	.2
109.5
† Based on net assets.

STATEMENT OF OPTIONS WRITTEN
July 31, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options;
U.S Treasury 5 Year Notes,
August 2011 @ $120.50	40,000	a	(49,687)
Put Options;
U.S Treasury 5 Year Notes,
August 2011 @ $120.50	40,000	a	(11,875)
5-Year USD LIBOR-BBA,
September 2011@ $2.28	6,200,000	a	(3,159)
10-Year USD LIBOR-BBA,
November 2011 @ $4.23	3,600,000	a	(1,745)
(premiums received $146,181)
			(66,466)
a Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2011 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Malaysian Ringgit,
Expiring 8/26/2011	1,250,000	418,214	420,247	2,033
Malaysian Ringgit,
Expiring 8/26/2011	620,000	209,920	208,442	(1,478)
Mexican New Peso,
Expiring 8/26/2011	5,720,000	489,533	486,043	(3,490)
Sales:		Proceeds ($)
Brazilian Real,
Expiring 8/26/2011	2,420,000	1,517,432	1,548,860	(31,428)
British Pound,
Expiring 8/26/2011	510,000	823,454	836,892	(13,438)
Euro,
Expiring 8/26/2011	120,000	170,548	172,321	(1,773)
Euro,
Expiring 8/26/2011	660,000	936,388	947,766	(11,378)
Euro,
Expiring 8/26/2011	440,000	631,298	631,844	(546)
Hungary Forint,
Expiring 8/26/2011	77,170,000	406,650	409,736	(3,086)
Philippines Peso,
Expiring 8/26/2011	3,690,000	86,660	87,357	(697)
Philippines Peso,
Expiring 8/26/2011	8,930,000	211,712	211,409	303
Russian Ruble,
Expiring 8/26/2011	15,920,000	571,265	574,250	(2,985)
South African Rand,
Expiring 8/26/2011	2,820,000	407,583	420,184	(12,601)

Gross Unrealized Appreciation	2,336
Gross Unrealized Depreciation	(82,900)

STATEMENT OF FINANCIAL FUTURES
July 31, 2011 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2011($)

Financial Futures Long
Euro Schatz	26	4,051,082	September 2011	28,390
U.S Treasury 2 Year Notes	6	1,319,531	September 2011	1,768
Financial Futures Short
U.S Treasury 5 Year Notes	19	(2,307,461)	September 2011	(32,191)
U.S Treasury 10 Year Notes	37	(4,650,438)	September 2011	(45,269)
U.S. Treasury 30 Year Bonds	16	(2,050,000)	September 2011	(53,395)
U.S. Treasury Ultra 30 Year Bonds	10	(1,319,375)	September 2011	(30,859)

Gross Unrealized Appreciation				30,158
Gross Unrealized Depreciation				(161,714)

						Upfront
Notional	Reference			(Pay) /Receive	Market	Premiums Receivable	Unrealized
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
190,000	Metlife Inc, 5%, 6/15/2015	JP Morgan	1.00	6/20/2016	(4,758.41)	(3,297.35)	(1,461)
190,000	Prudential Financial, 4.50%, 7/15/2013	JP Morgan	1.00	6/20/2016	(3,163.16)	(2,545.96)	(617)
							(2,078)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,192,736	-	2,192,736
Commercial Mortgage-Backed	-	2,544,903	-	2,544,903
Corporate Bonds+	-	19,858,537	-	19,858,537
Equity Securities - Domestic+	-	108,936	-	108,936
Foreign Government	-	6,248,688	-	6,248,688
Mutual Funds	3,044,664	-	-	3,044,664
Residential Mortgage-Backed	-	226,415	-	226,415
U.S. Government Agencies/Mortgage-Backed	-	2,377,101	-	2,377,101
U.S. Treasury	-	9,637,536	-	9,637,536
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,336	-	2,336
Futures++	30,158	-	-	30,158
Options Purchased		66,415	-	66,415
Swaps++	-	-	-	-
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(82,900)	-	(82,900)
Futures++	(161,714)	-	-	(161,714)
Swaps++	-	(2,078)	-	(2,078)
Options Written	(61,562)	(4,904)	-	(66,466)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve

commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2011 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)
Consumer Discretionary--10.2%
McDonald's	50,000	4,324,000
McGraw-Hill	33,000	1,372,800
News, Cl. A	98,000	1,569,960
Target	36,000	1,853,640
Wal-Mart Stores	37,000	1,950,270
Walt Disney	27,000	1,042,740
		12,113,410
Consumer Staples--33.9%
Altria Group	129,000	3,392,700
Coca-Cola	114,000	7,753,140
Estee Lauder, Cl. A	15,500	1,626,105
Kraft Foods, Cl. A	20,271	696,917
Nestle, ADR	90,750	5,785,313
PepsiCo	54,500	3,490,180
Philip Morris International	129,000	9,180,930
Procter & Gamble	65,000	3,996,850
Walgreen	75,000	2,928,000
Whole Foods Market	19,000	1,267,300
		40,117,435
Energy--19.0%
Chevron	52,000	5,409,040
ConocoPhillips	50,000	3,599,500
Exxon Mobil	78,512	6,264,472
Occidental Petroleum	25,000	2,454,500
Royal Dutch Shell, Cl. A, ADR	35,000	2,574,600
Total, ADR	40,000	2,162,800
		22,464,912
Financial--3.0%
Franklin Resources	9,000	1,142,640
JPMorgan Chase & Co.	60,000	2,427,000

		3,569,640
Health Care--6.4%
Abbott Laboratories	51,000	2,617,320
Johnson & Johnson	54,500	3,531,055
Merck & Co.	18,000	614,340
Novo Nordisk, ADR	7,000	854,140
		7,616,855
Industrial--5.2%
Caterpillar	25,000	2,469,750
General Dynamics	3,500	238,490
General Electric	98,000	1,755,180
United Technologies	20,000	1,656,800
		6,120,220
Information Technology--14.0%
Apple	15,000a	5,857,200
Automatic Data Processing	25,000	1,287,250
Cisco Systems	55,000	878,350
Intel	160,000	3,572,800
International Business Machines	14,000	2,545,900
QUALCOMM	20,500	1,122,990
Texas Instruments	45,000	1,338,750
		16,603,240
Materials--4.7%
Air Products & Chemicals	10,000	887,300
Freeport-McMoRan Copper & Gold	40,000	2,118,400
Praxair	15,000	1,554,600
Rio Tinto, ADR	14,000	993,720
		5,554,020
Total Common Stocks
(cost $78,059,892)		114,159,732

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,450,000)	3,450,000[b]	3,450,000

Total Investments (cost $81,509,892)	99.3%	117,609,732
Cash and Receivables (Net)	.7%	829,149
Net Assets	100.0%	118,438,881
ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2011, the aggregate cost of investment securities for income tax purposes was $81,509,892.
Net unrealized appreciation on investments was $36,099,840 of which $40,710,488 related to appreciated investment securities and $4,610,648 related to depreciated investment securities.
Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	33.9
Energy	19.0
Information Technology	14.0
Consumer Discretionary	10.2
Health Care	6.4
Industrial	5.2
Materials	4.7
Financial	3.0
Money Market Investment	2.9
99.3
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	101,789,159	-	-	101,789,159
Equity Securities - Foreign+	12,370,573	-	-	12,370,573
Mutual Funds	3,450,000	-	-	3,450,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: September 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: September 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)